UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE, NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	4/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley Series Funds

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2009

2009 Semi-Annual Report

April 30, 2009

Table of Contents

Shareholders’ Letter	3
Performance Summary	4
Expense Examples	5
Portfolios of Investments:
Money Market Portfolio	7
Prime Portfolio	9
Government Portfolio	12
Government Securities Portfolio	14
Treasury Portfolio	15
Treasury Securities Portfolio	16
Tax-Exempt Portfolio	17
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	38
Notes to Financial Statements	53
U.S. Privacy Policy	59
Trustee and Officer Information	62

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call toll free 1-(888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

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2009 Semi-Annual Report

April 30, 2009 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Semi-Annual Report for the period ended April 30, 2009. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Randy Takian

President and Principal Executive Officer

May 2009

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2009, were as follows:

	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.21%	0.21%	0.16%	0.16%	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Prime	0.21%	0.21%	0.16%	0.16%	0.11%	0.11%	0.06%	0.06%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government	0.18%	0.18%	0.13%	0.13%	0.09%	0.09%	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government Securities	0.09%	0.09%	0.04%	0.04%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury Securities	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.45%	0.46%	0.40%	0.41%	0.35%	0.36%	0.30%	0.30%	0.20%	0.20%	0.01%	0.01%	0.15%	0.15%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class); distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Expense Examples (cont’d)

Portfolio	Beginning Account Value 11/1/08	Actual Ending Account Value 4/30/09	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Money Market Institutional Class	$1,000.00	$1,004.20	$1,023.65	$1.14	$1.15	0.23%
Money Market Service Class	1,000.00	1,003.90	1,023.46	1.34	1.35	0.27
Money Market Investor Class	1,000.00	1,003.70	1,023.16	1.64	1.66	0.33
Money Market Administrative Class	1,000.00	1,003.40	1,022.91	1.89	1.91	0.38
Money Market Advisory Class	1,000.00	1,002.90	1,022.46	2.33	2.36	0.47
Money Market Participant Class	1,000.00	1,002.00	1,021.37	3.43	3.46	0.69
Money Market Cash Management Class	1,000.00	1,002.70	1,022.22	2.58	2.61	0.52
Prime Institutional Class	1,000.00	1,003.50	1,023.75	1.04	1.05	0.21
Prime Service Class	1,000.00	1,003.30	1,023.51	1.29	1.30	0.26
Prime Investor Class	1,000.00	1,003.00	1,023.26	1.54	1.56	0.31
Prime Administrative Class	1,000.00	1,002.80	1,023.01	1.79	1.81	0.36
Prime Advisory Class	1,000.00	1,002.30	1,022.51	2.28	2.31	0.46
Prime Participant Class	1,000.00	1,001.40	1,021.62	3.18	3.21	0.64
Prime Cash Management Class	1,000.00	1,002.10	1,022.27	2.53	2.56	0.51
Government Institutional Class	1,000.00	1,002.50	1,023.85	0.94	0.95	0.19
Government Service Class	1,000.00	1,002.20	1,023.60	1.19	1.20	0.24
Government Investor Class	1,000.00	1,002.00	1,023.36	1.44	1.45	0.29
Government Administrative Class	1,000.00	1,001.70	1,023.11	1.69	1.71	0.34
Government Advisory Class	1,000.00	1,001.30	1,022.66	2.13	2.16	0.43
Government Participant Class	1,000.00	1,000.70	1,022.07	2.73	2.76	0.55
Government Cash Management Class	1,000.00	1,001.20	1,022.51	2.28	2.31	0.46
Government Securities Institutional Class	1,000.00	1,000.90	1,023.85	0.94	0.95	0.19
Government Securities Service Class	1,000.00	1,000.60	1,023.60	1.19	1.20	0.24
Government Securities Investor Class	1,000.00	1,000.40	1,023.31	1.49	1.51	0.30
Government Securities Administrative Class	1,000.00	1,000.30	1,023.26	1.54	1.56	0.31
Government Securities Advisory Class	1,000.00	1,000.20	1,023.16	1.64	1.66	0.33
Government Securities Participant Class	1,000.00	1,000.10	1,023.06	1.74	1.76	0.35
Government Securities Cash Management Class	1,000.00	1,000.20	1,023.11	1.69	1.71	0.34
Treasury Institutional Class	1,000.00	1,000.70	1,023.75	1.04	1.05	0.21
Treasury Service Class	1,000.00	1,000.40	1,023.60	1.19	1.20	0.24
Treasury Investor Class	1,000.00	1,000.30	1,023.36	1.44	1.45	0.29
Treasury Administrative Class	1,000.00	1,000.20	1,023.31	1.49	1.51	0.30
Treasury Advisory Class	1,000.00	1,000.10	1,023.26	1.54	1.56	0.31
Treasury Participant Class	1,000.00	1,000.10	1,023.21	1.59	1.61	0.32
Treasury Cash Management Class	1,000.00	1,000.10	1,023.16	1.64	1.66	0.33
Treasury Securities Institutional Class	1,000.00	1,000.20	1,024.35	0.45	0.45	0.09
Treasury Securities Service Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Treasury Securities Investor Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Treasury Securities Administrative Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Treasury Securities Advisory Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Treasury Securities Participant Class	1,000.00	1,000.10	1,024.20	0.60	0.60	0.12
Treasury Securities Cash Management Class	1,000.00	1,000.10	1,024.25	0.55	0.55	0.11
Tax-Exempt Institutional Class	1,000.00	1,003.10	1,023.85	0.94	0.95	0.19
Tax-Exempt Service Class	1,000.00	1,002.80	1,023.60	1.19	1.20	0.24
Tax-Exempt Investor Class	1,000.00	1,002.60	1,023.36	1.44	1.45	0.29
Tax-Exempt Administrative Class	1,000.00	1,002.30	1,023.11	1.69	1.71	0.34
Tax-Exempt Advisory Class	1,000.00	1,001.80	1,022.61	2.18	2.21	0.44
Tax-Exempt Participant Class	1,000.00	1,000.90	1,021.67	3.13	3.16	0.63
Tax-Exempt Cash Management Class	1,000.00	1,001.60	1,022.36	2.43	2.46	0.49

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (8.7%)
International Banks (8.7%)
Barclays Bank plc,
1.35%, 5/12/09	$45,000	$45,000
Lloyds TSB Bank,
0.85%, 7/2/09	150,000	150,000
Svenska Handelsbanken AB,
0.57%, 7/27/09	200,000	200,019
Total Certificates of Deposit (Cost $395,019)		395,019

Commercial Paper (49.9%) (e)
Asset Backed — Consumer Credit (8.5%)
Old Line Funding LLC,
0.65%, 5/1/09 - 5/20/09 (a)	68,000	67,988
Ranger Funding Co. LLC,
0.55%, 7/6/09 (a)	65,382	65,316
0.70%, 5/18/09 (a)	58,558	58,538
0.73%, 6/1/09 (a)	10,000	9,994
Thunder Bay Funding LLC,
0.50%, 7/7/09	45,013	44,971
0.65%, 6/15/09 - 6/22/09 (a)	48,497	48,455
0.67%, 6/1/09 (a)	91,750	91,697
		386,959
Asset Backed — Consumer Diversified (5.8%)
Enterprise Funding Co. LLC,
0.50%, 7/6/09	85,070	84,992
Falcon Asset Securitization Co. LLC,
0.55%, 6/8/09 (a)	100,000	99,942
Sheffield Receivables Corp.,
0.50%, 7/6/09	60,000	59,945
0.62%, 5/29/09	20,000	19,990
		264,869
Asset Backed — Consumer Loans (8.9%)
Amsterdam Funding Corp.,
0.57%, 8/3/09	55,000	54,918
0.72%, 7/17/09	23,435	23,399
0.87%, 7/2/09	50,000	49,925
0.95%, 6/9/09	35,921	35,884
Salisbury Receivable Co.,
0.67%, 6/5/09	30,000	29,981
Windmill Funding Corp.,
0.74%, 7/15/09 - 7/20/09	140,000	139,781
0.88%, 5/20/09	50,000	49,977
Yorktown Capital LLC,
0.73%, 6/8/09	20,000	19,985
		403,850
Asset Backed — Corporate (5.1%)
Atlantis One Funding Corp.,
0.75%, 5/4/09 - 6/11/09	235,000	234,899

International Banks (21.6%)
BNP Paribas Finance, Inc.,
0.69%, 5/22/09	110,000	109,956
Calyon North America, Inc.,
0.70%, 8/4/09	117,000	116,784
ING U.S. Funding LLC,
0.55%, 6/26/09	100,000	99,915
Intesa Funding LLC,
0.71%, 6/3/09	175,000	174,886
Rabobank USA Financial Corp.,
0.65%, 7/1/09	175,000	174,807
Royal Bank of Scotland Group plc,
0.95%, 7/10/09	175,000	174,677
Societe Generale N.A., Inc.,
0.69%, 8/6/09	135,000	134,749
		985,774
Total Commercial Paper (Cost $2,276,351)		2,276,351

Floating Rate Notes (4.4%)
Finance — Automotive (1.1%)
Toyota Motor Credit Corp.
0.47%, 6/9/09	50,000	50,000
International Banks (3.3%)
Barclays Bank plc,
0.90%, 5/20/09	150,000	150,000
Total Floating Rate Notes (Cost $200,000)		200,000

Time Deposit (2.2%)
Banking (2.2%)
JPMorgan Chase & Co.,
0.19%, 5/1/09 (Cost $100,000)	100,000	100,000

Repurchase Agreements (34.8%)

Bank of America Securities LLC, 0.40%, dated 4/30/09, due 5/1/09, repurchase price $200,002; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Aetna, Inc., 6.75%, due 12/15/37; American Express Credit Corp., 5.30%, due 12/2/15; American Honda Finance Corp., 1.38%, due 2/21/12; American International Group, Inc., 5.60% - 6.25%, due 10/18/16 - 5/1/36; Assured Guaranty U.S. Holdings, Inc., 6.40%, due 12/15/66; Bank One Corp., 7.75%, due 7/15/25; Bear Stearns Cos. LLC (The), 6.40%, due 10/2/17; Boeing Co. (The), 6.00% - 7.88%, due 3/15/19 - 4/15/43; Caterpillar Financial Services Corp., 5.13%, due 10/12/11; Chubb Corp., 6.38%, due 3/29/67; Countrywide Financial Corp., 5.80%, due 6/7/12; CPG Partners LP, 6.00%, due 1/15/13; DBS Bank Ltd., 1.74%, due 7/15/21; Dell, Inc., 5.63%, due 4/15/14; Dresdner Bank AG, 7.25%, due 9/15/15; Goldman Sachs Group, Inc. (The), 5.95% - 6.15%, due 1/18/18 - 1/15/27; Lowe’s Cos., Inc., 6.10%, due 9/15/17; Merrill Lynch & Co., Inc., 1.50%, due 6/5/12; Metropolitan Life Insurance Co., 7.80%, due 11/1/25; National Capital Trust II, 5.49%, due 12/29/49; Nationwide Life Global Funding I, 5.45%, due 10/2/12; Pacificorp, 7.70%, due 11/15/31; PepsiCo, Inc., 4.65%, due 2/15/13; Republic New York Corp., 9.13%, due 5/15/21;

The accompanying notes are an integral part of the financial statements.	7

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Rockwell Automation, Inc., 6.25%, due 12/1/37; Simon Property Group LP, 7.38%, due 6/15/18; Swiss Bank Corp., 7.38% - 7.50%, due 6/15/17 - 7/15/25; TransCanada Pipelines Ltd., 6.50%, due 8/15/18; Verizon Communications, Inc., 5.25% - 7.35%, due 4/15/13 - 4/1/39, valued at $210,000.	$200,000	$200,000
Barclays Capital, Inc., 0.25%, dated 4/30/09, due 5/1/09, repurchase price $150,001; fully collateralized by U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 0.88%, due 4/30/11, valued at $153,000.	150,000	150,000
Barclays Capital, Inc., 0.30%, dated 4/30/09, due 5/1/09, repurchase price $100,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 6.13%, due 11/25/27; U.S. Treasury Note, 6.50%, due 2/15/10, valued at $102,000.	100,000	100,000
BNP Paribas Securities Corp., 0.40%, dated 4/30/09, due 5/1/09, repurchase price $100,001; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Commonwealth Bank of Australia, 2.40%, due 1/12/12; HJ Heinz Finance Co., 6.75%, due 3/15/32, valued at $105,000.	100,000	100,000
Citigroup Global Markets, Inc., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $350,002; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgages: 4.72% - 6.02%, due 4/1/35 - 8/1/38; Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages: 5.20% - 5.78%, due 12/1/35 - 3/1/37, valued at $360,500.	350,000	350,000
Deutsche Bank Securities, Inc., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $160,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.50%, due 5/1/34 - 6/1/38, valued at $164,800.	160,000	160,000
Goldman Sachs & Co., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $278,001; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgages: 5.00% - 7.00%, due 4/15/33 - 1/15/39, valued at $286,340.	278,000	278,000
RBS Securities, Inc., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $250,001; fully collateralized by U. S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.50% - 4.88%, due 11/15/09 - 2/15/16, valued at $255,001.	250,000	250,000
Total Repurchase Agreements (Cost $1,588,000)		1,588,000
Total Investments (100.0%) (Cost $4,559,370)		4,559,370
Liabilities in Excess of Other Assets (0.0%)		(44)
Net Assets (100%)		$4,559,326

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	The rates shown are the effective yields at the date of purchase.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	49.9%
Repurchase Agreements	34.8
Certificates of Deposit	8.7
Other*	6.6
Total Investments	100.0%

* Investment types representing less than 5% of total investments.

8	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Commercial Paper (51.8%) (e)
Asset Backed — Consumer Credit (9.3%)
Old Line Funding LLC,
0.65%, 5/1/09 - 5/20/09 (a)	$210,000	$209,975
0.67%, 5/15/09 (a)	150,000	149,961
0.68%, 5/5/09 (a)	50,000	49,996
Ranger Funding Co. LLC,
0.50%, 7/6/09 (a)	392,564	392,204
0.73%, 6/1/09	5,000	4,997
Thunder Bay Funding LLC,
0.65%, 6/15/09 - 6/22/09 (a)	120,000	119,895
0.67%, 6/1/09 - 6/4/09 (a)	152,860	152,769
		1,079,797
Asset Backed — Consumer Diversified (5.6%)
Falcon Asset Securitization Co. LLC,
0.55%, 6/8/09(a)	250,000	249,855
0.57%, 5/14/09(a)	51,078	51,067
Sheffield Receivables Corp.,
0.55%, 6/15/09 (a)	105,000	104,928
0.62%, 5/28/09 - 5/29/09 (a)	90,000	89,957
0.68%, 6/4/09 (a)	150,000	149,904
		645,711
Asset Backed — Consumer Loans (12.2%)
Amsterdam Funding Corp.,
0.57%, 8/5/09 (a)	162,100	161,854
0.72%, 7/16/09 (a)	200,000	199,696
0.75%, 7/21/09 (a)	48,500	48,418
0.87%, 7/2/09 (a)	85,000	84,873
0.95%, 6/9/09 (a)	50,000	49,948
Park Avenue Receivables Corp.,
0.57%, 5/19/09 (a)	100,161	100,133
Salisbury Receivables Co.,
0.67%, 6/5/09 (a)	70,000	69,954
Windmill Funding Corp.,
0.74%, 7/20/09 (a)	69,600	69,486
0.75%, 7/15/09 (a)	140,000	139,781
0.77%, 6/11/09 (a)	134,000	133,883
0.88%, 5/20/09 - 5/21/09	214,250	214,146
Yorktown Capital LLC,
0.70%, 5/19/09 (a)	100,000	99,965
0.73%, 6/8/09 (a)	35,592	35,565
		1,407,702
Asset Backed — Corporate (2.3%)
Altantis One Funding,
0.75%, 5/22/09 - 6/11/09 (a)	265,000	264,784

International Banks (22.4%)
Barclay’s U.S. Funding LLC,
1.35%, 5/12/09	450,000	449,815
BNP Paribas Finance, Inc.,
0.69%, 5/22/09	265,000	264,894
Calyon North America, Inc.,
0.70%, 8/4/09	313,000	312,422
ING U.S. Funding LLC,
0.55%, 6/26/09	400,000	399,658
Intesa Funding LLC,
0.71%, 6/3/09	350,000	349,772
Rabobank USA Financial Corp.,
0.65%, 7/1/09(a)	415,000	414,543
Societe Generale N.A., Inc.,
0.69%, 8/6/09	404,000	403,249
		2,594,353
Total Commercial Paper (Cost $5,992,347)		5,992,347
Floating Rate Note (1.7%)
Finance — Automotive (1.7%)
Toyota Motor Credit Corp.,
0.47%, 6/9/09 (Cost $200,000)	200,000	200,000

Time Deposit (0.9%)
Banking (0.9%)
JPMorgan Chase & Co.,
0.19%, 5/1/09 (Cost $100,000)	100,000	100,000
Repurchase Agreements (45.6%)

Bank of America Securities LLC, 0.40%, dated 4/30/09, due 5/1/09, repurchase price $500,006; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Abbott Laboratories, 5.60%, due 11/30/17; ACE INA Holdings, Inc., 8.88%, due 8/15/29; Altria Group, Inc., 9.70%, due 11/10/18; Ameren Energy Generating Co., 7.00%, due 4/15/18; American Express Co., 7.00%, due 3/19/18; American Express Credit Corp., 0.56%, due 10/4/10; American Express Travel Related Services Co. Inc., 5.25%, due 11/21/11; American International Group, Inc., 1.22% - 5.45%, due 10/18/11 - 5/18/17; Anadarko Petroleum Corp., 1.72%, due 9/15/09; ANZ Capital Trust, 4.48%, due 11/26/10; ArcelorMittal, 6.13%, due 6/1/18; Archer-Daniels-Midland Co., 5.45%, due 3/15/18; Bank of America Corp., 7.25%, due 10/15/25; Black& Decker Corp., 8.95%, due 4/15/14; Boeing Co. (The), 7.88%, due 4/15/43; Capital One Bank USA N.A., 5.13%, due 2/15/14; Cargill, Inc., 6.00%, due 11/27/17; Caterpillar Financial Services Corp., 6.20%, due 9/30/13; Caterpillar, Inc., 6.05%, due 8/15/36; Compass Bank, 6.40%, due 10/1/17; ConocoPhillips, 5.75% - 6.50%, due 2/1/19 - 2/1/39; Consolidated Edison Co. of New York, Inc., 6.65%, due 4/1/19; Countrywide Financial Corp., 1.43%, due 5/7/12; CPG Partners LP, 8.25%, due 2/1/11; CVS Caremark Corp., 2.79%, due 9/10/10; Duke Energy Indiana, Inc., 6.45%, due 4/1/39; E.ON International Finance B.V., 5.80%, due 4/30/18; EDF S.A., 5.50%, due 1/26/14;

The accompanying notes are an integral part of the financial statements.	9

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

FPL Group Capital, Inc., 6.00%, due 3/1/19; Goldman Sachs Group, Inc. (The), 1.56% - 6.75%, due 10/7/11 - 10/1/37; Home Depot, Inc., 1.45%, due 12/16/09; Kimberly-Clark Corp., 1.14% - 7.50%, due 7/30/10 - 11/1/18; Mantis Reef Ltd., 4.80%, due 11/3/09; McDonald’s Corp., 5.35% - 5.70%, due 3/1/18 - 2/1/39; Medtronic, Inc., 6.50%, due 3/15/39; Merrill Lynch & Co., Inc., 0.44% - 6.75%, due 8/14/09 - 6/1/28; Mexico Government International Bond, 5.63% - 9.88%, due 2/1/10 - 1/11/40; MidAmerican Energy Co., 6.75%, due 12/30/31; Morgan Stanley, 5.30%, due 3/1/13; National City Bank of Indiana, 4.25%, due 7/1/18; National City Bank (Cleveland OH), 4.63%, due 5/1/13; National City Corp., 4.90%, due 1/15/15; Nationwide Life Global Funding I, 1.29%, due 6/29/09; Oracle Corp., 0.98%, due 5/14/10; PepsiCo, Inc. (NC), 3.75%, due 3/1/14; Petroleos Mexicanos, 8.00% - 9.50%, due 5/3/19 - 9/15/27; Philip Morris International, Inc., 5.65%, due 5/16/18; Pricoa Global Funding I, 1.37%, due 12/15/09; Progressive Corp. (The), 6.70%, due 6/15/37; Public Service Electric & Gas Co., 2.21%, due 3/12/10; Republic New York Corp., 9.30%, due 6/1/21; Ryder System, Inc., 5.85%, due 3/1/14; Santander Financial Issuances Ltd., 6.38%, due 2/15/11; Santander Perpetual S.A. Unipersonal, 6.67%, due 4/24/56; Scilicon Valley Bank, 6.05%, due 6/1/17; Simon Property Group LP, 5.63% - 7.75%, due 1/20/11 - 12/1/15; Southern California Edison Co., 6.05%, due 3/15/39; Swiss Re Insurance Solutions Holding Corp., 7.00%, due 2/15/26; Target Corp., 6.00%, due 1/15/18; Time Warner Cable, Inc., 5.85%, due 5/1/17; TransCanada Pipelines Ltd., 7.13% - 7.63%, due 1/15/19 - 1/15/39; United Technologies Corp., 5.38% - 6.13%, due 12/15/17 - 2/1/19; USB Realty Corp., 6.09%, due 10/15/99; Verizon Communications, Inc., 6.40%, due 2/15/38; Wachovia Corp., 6.55%, due 10/15/35; Wells Fargo & Co., 4.38% - 4.63%, due 1/31/13 - 4/15/14, valued at $525,000.

	$500,000	$500,000
Barclays Capital, Inc., 0.16%, dated 4/30/09, due 5/1/09, repurchase price $1,245,006; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 6.25% - 8.75%, due 11/15/16 - 8/15/23; U.S. Treasury Inflation Indexed Bond, 3.63%, due 4/15/28; U.S. Treasury Notes, 1.75% - 4.63%, due 12/31/09 - 2/29/12, valued at $1,269,900.	1,245,000	1,245,000
Barclays Capital, Inc., 0.25%, dated 4/30/09, due 5/1/09, repurchase price $250,002; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 1.88%, due 4/30/14, valued at $255,000.	250,000	250,000
Barclays Capital, Inc., 0.30%, dated 4/30/09, due 5/1/09, repurchase price $100,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 6.13%, due 11/15/27, valued at $102,000.	100,000	100,000
BNP Paribas Securities Corp., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $850,004; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks, Fixed Rate Mortgages: 1.90% - 5.38%, due 8/4/09 - 3/14/36; Federal National Mortgage Association, Fixed Rate Mortgages: 2.50% - 6.00%, due 5/15/11 - 3/13/14, valued at $867,000.	850,000	850,000
BNP Paribas Securities Corp., 0.40%, dated 4/30/09, due 5/1/09, repurchase price $275,003; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: Cardinal Health, Inc., 5.80%, due 10/15/16; Comcast Cable Communications LLC, 6.75%, due 1/30/11; Daimler Finance North America LLC, 7.75%, due 1/18/11; Deutsche Telekom International Finance B.V., 8.50%, due 6/15/10; Kraft Foods, Inc., 5.63%, due 11/1/11; TCI Communications, Inc., 8.75%, due 8/1/15; Telecom Italia Capital S.A., 4.00%, due 1/15/10, valued at $288,750.	275,000	275,000
Citigroup Global Markets, Inc., 0.15%, dated 4/30/09, due 5/1/09, repurchase price $480,002; fully collateralized by a U.S. government security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Zero Coupon, due 8/5/09, valued at $489,600.	480,000	480,000
Citigroup Global Markets, Inc., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $200,001; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Floating Rate Mortgages: 5.20% - 6.14%, due 12/1/35 - 1/1/38; Federal National Mortgage Association, Floating Rate Mortgages: 5.14% - 6.32%, due 8/1/36 - 9/1/38, valued at $206,000.	200,000	200,000

10	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Goldman Sachs & Co., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $668,293; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgages: 4.50% - 7.00%, due 12/15/32 - 4/15/39, valued at $688,339.	$668,290	$668,290
JPMorganSecurities, Inc., 0.16%, dated 4/30/09, due 5/1/09, repurchase price $500,002; fully collateralized by U.S. government securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: 5.00% - 6.00%, due 8/1/23 - 12/1/38, valued at $515,004.	500,000	500,000
RBS Securities, Inc., 0.40%, dated 4/30/09, due 5/1/09, repurchase price $200,002; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 3.50% - 4.88%, due 11/15/09 - 2/15/16, valued at $255,001.	200,000	200,000
Total Repurchase Agreements (Cost $5,268,290)		5,268,290
Total Investments (100.0%) (Cost $11,560,637)		11,560,637
Liabilities in Excess of Other Assets (0.0%)		(1,401)
Net Assets (100%)		$11,559,236

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	The rates shown are the effective yields at the date of purchase.

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	51.8%
Repurchase Agreements	45.6
Other*	2.6
Total Investments	100.0%

* Investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	11

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Securities (60.9%)
Federal Farm Credit Bank,
0.31%, 5/27/09 (b)	$100,000	$100,000
0.32%, 12/15/09 - 12/28/09 (b)	250,000	249,840
0.33%, 7/9/09 - 3/29/10 (b)	38,500	38,498
0.34%, 6/26/09 - 3/3/10 (b)	110,000	109,985
0.35%, 3/4/10 (b)	50,000	49,996
0.36%, 9/24/09 (b)	100,000	99,992
0.45%, 6/23/09 (b)	60,000	60,000
0.48%, 3/5/10 (b)	34,000	33,994
1.06%, 6/25/10 (b)	50,000	49,988
Federal Home Loan Bank,
0.15%, 5/29/09 (d)	63,000	62,993
0.16%, 7/22/09 (d)	65,000	64,976
0.18%, 5/18/09 (d)	25,000	24,998
0.20%, 6/1/09 - 7/17/09 (d)	470,295	470,142
0.22%, 7/1/09 - 7/10/09 (d)	377,000	376,856
0.25%, 5/27/09 - 6/26/09 (d)	921,346	921,105
0.26%, 6/24/09 - 7/14/09 (d)	160,000	159,934
0.28%, 7/6/09 (d)	125,000	124,936
0.34%, 6/12/09 (d)	36,000	35,986
0.34%, 8/7/09 (b)	100,000	100,000
0.35%, 12/23/09 (b)	95,000	94,971
0.36%, 7/17/09 (b)	100,000	100,000
0.37%, 8/7/09 - 8/10/09 (b)	225,000	224,995
0.38%, 8/6/09 - 8/27/09 (b)	275,000	274,991
0.39%, 8/13/09 (b)	100,000	100,000
0.40%, 5/13/09 - 5/15/09 (d)	75,126	75,115
0.40%, 9/18/09 (b)	50,000	50,000
0.41%, 5/26/09 (d)	33,466	33,457
0.43%, 10/2/09 (b)	20,000	19,998
0.46%, 1/12/10 (b)	25,000	25,000
0.55%, 6/11/09 (b)	49,000	49,000
0.70%, 12/7/09 - 12/11/09 (d)	190,000	189,175
0.73%, 12/8/09 (d)	80,000	79,641
0.95%, 7/16/09 (b)	190,000	190,002
0.99%, 7/7/09 (b)	75,000	75,000
1.04%, 5/20/09 (b)	100,000	99,997
1.05%, 5/13/09 (b)	100,000	100,000
1.09%, 8/5/09 (b)	358,200	358,168
1.10%, 12/8/09 (b)	40,000	39,990
1.11%, 6/11/09 (b)	200,000	200,010
1.21%, 2/19/10 (b)	167,000	166,966
2.56%, 8/4/09	100,000	100,467
3.26%, 10/2/09	38,100	38,475
3.75%, 8/18/09	208,055	210,067
5.00%, 12/11/09	25,000	25,576
5.25%, 6/12/09	100,000	100,552
5.38%, 7/17/09	20,000	20,192
6.50%, 11/13/09	11,000	11,343
Federal Home Loan Mortgage Corp.,
0.35%, 12/16/09 (b)	70,000	69,989
0.37%, 9/28/09 (b)	155,000	154,981
0.38%, 10/19/09 (b)	100,000	99,987
0.40%, 10/7/09 - 10/8/09 (b)	255,000	254,991
0.41%, 5/18/09 (d)	50,000	49,990
0.42%, 9/18/09 (b)	221,200	221,219
0.45%, 7/20/09 (d)	30,000	29,970
1.20%, 12/23/09	25,875	25,875
1.25%, 12/23/09	30,000	30,000
2.88%, 12/2/09	80,000	80,873
6.63%, 9/15/09	90,000	91,895
Federal National Mortgage Association,
1.01%, 12/7/09 (d)	100,000	99,389
Total U.S. Agency Securities (Cost $7,396,526)		7,396,526
Repurchase Agreements (39.0%)
Barclays Capital, Inc., 0.16%, dated 4/30/09, due 5/1/09, repurchase price $575,003; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.88%, due 8/15/17; U.S. Treasury Notes, 1.50%, due 12/31/13, valued at $586,500.	575,000	575,000
BNP Paribas Securities Corp., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $450,002; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks., Fixed Rate Mortgages, 3.56% - 5.65%, due 6/30/09 - 10/5/17; Federal National Mortgage Association, Fixed Rate Mortgages, 1.75% - 4.75%, due 12/15/10 - 5/19/11, valued at $459,000.	450,000	450,000
BNP Paribas Securities Corp., 0.18%, dated 4/30/09, due 5/1/09, repurchase price $200,001; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 4.43% - 6.37%, due 1/1/34 - 8/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.27% - 6.41%, due 5/1/36 - 10/1/36, valued at $206,000.	200,000	200,000
BNP Paribas Securities Corp., 0.27%, dated 4/30/09, due 5/1/09, repurchase price $50,000; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: U.S. Treasury STRIPS, due 5/15/12 - 2/15/16, valued at $51,000.	50,000	50,000

12	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Citigroup Global Markets, Inc., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $450,002; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Adjustable Rate Mortgages, 4.80% - 6.05%, due 5/1/35 - 8/1/37; Federal National Mortgage Association, Adjustable Rate Mortgages, 4.76% - 5.87%, due 10/1/35 - 8/1/38, valued at $463,500.	$450,000	$450,000
Deutsche Bank Securities, Inc., 0.16%, dated 4/30/09, due 5/1/09, repurchase price $630,003; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks., Fixed Rate Mortgages, 3.25% - 5.35%, due 6/15/10 - 6/18/14; Federal National Mortgage Association, Fixed Rate Mortgages, 4.75% - 6.00%, due 2/21/13 - 4/18/36, valued at $642,600.	630,000	630,000
Deutsche Bank Securities, Inc., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $300,001; fully collateralized by a U.S. government agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgage, 7.00%, due 3/1/37, valued at $309,000.	300,000	300,000
Goldman Sachs & Co., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $274,043; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, Fixed Rate Mortgages: 5.50% - 6.68%, due 1/20/34 - 10/15/40, valued at $282,263.	274,042	274,042
HSBC Securities USA, Inc., 0.18%, dated 4/30/09, due 5/1/09, repurchase price $300,002; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., Fixed Rate Mortgages, 4.50% - 6.50%, due 11/1/35 - 3/1/39, valued at $309,003.	300,000	300,000
RBS Securities, Inc., 0.19%, dated 4/30/09, due 5/1/09, repurchase price $1,500,008; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Banks., Fixed Rate Mortgages, 2.54% - 5.38%, due 5/5/09 - 6/18/14; Federal Home Loan Banks., Discount Notes: Zero Coupon, due 5/20/09 - 7/29/09; Federal Home Loan Mortgage Corp., Fixed Rate Mortgages: 2.13% - 5.25%, due 3/23/12 - 4/18/17; Federal National Mortgage Association, Fixed Rate Mortgages, 1.88% - 5.83%, due 4/9/10 - 11/26/27, valued at $1,530,003.	1,500,000	1,500,000
Total Repurchase Agreements (Cost $4,729,042)		4,729,042
Total Investments (99.9%) (Cost $12,125,568)		12,125,568
Other Assets in Excess of Liabilities (0.1%)		8,986
Net Assets (100%)		$12,134,554

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	61.0%
Repurchase Agreements	39.0
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.	13

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Securities (96.2%)
Federal Farm Credit Bank,
0.32%, 7/22/09 - 12/21/09(b)	$3,500	$3,491
0.33%, 3/29/10 (b)	1,500	1,500
0.36%, 9/24/09 (b)	25,000	24,998
0.48%, 3/5/10 (b)	1,000	1,000
0.90%, 12/16/09	12,000	12,018
1.10%, 2/12/10 (b)	750	750
2.75%, 6/5/09	10,000	10,023
Federal Home Loan Bank,
0.09%, 5/13/09 (d)	12,000	12,000
0.10%, 5/1/09 - 5/11/09 (d)	408,482	408,481
0.12%, 5/15/09 (d)	32,755	32,753
0.16%, 7/22/09 - 7/29/09 (d)	13,000	12,995
0.17%, 6/23/09 (d)	10,000	9,998
0.18%, 5/8/09 (d)	12,000	12,000
0.20%, 5/21/09 (d)	11,023	11,022
0.21%, 5/6/09 - 7/15/09 (d)	24,099	24,093
0.22%, 5/22/09 - 7/10/09 (d)	34,600	34,592
0.25%, 6/26/09 (d)	10,000	9,996
0.28%, 6/17/09 - 7/14/09 (d)	4,200	4,198
0.35%, 5/20/09 (d)	14,500	14,497
0.38%, 5/26/09 - 5/28/09 (d)	5,330	5,328
0.39%, 8/13/09 (b)	1,100	1,100
0.42%, 5/18/09 (d)	1,430	1,430
0.44%, 9/4/09 (b)	17,500	17,500
0.46%, 1/12/10 (b)	7,000	7,000
0.50%, 6/4/09 (d)	12,750	12,744
0.55%, 6/11/09 (b)	1,000	1,000
0.70%, 12/7/09 (d)	10,000	9,957
0.73%, 12/8/09 (d)	10,000	9,955
1.09%, 8/5/09 (b)	24,000	24,000
1.21%, 2/19/10 (b)	6,000	5,999
1.26%, 3/2/10 (b)	5,000	5,000
2.56%, 8/4/09	20,000	20,095
3.26%, 10/2/09	5,000	5,049
4.25%, 11/13/09	1,500	1,526
5.38%, 7/17/09	3,755	3,792
Total U.S. Agency Securities (Cost $771,880)		771,880
U.S. Treasury Securities (3.7%)
U.S. Treasury Bills,
0.08%, 7/30/09 (c)	14,000	13,965
0.14%, 5/14/09 (c)	10,000	10,000
0.71%, 5/28/09 (c)	6,000	5,999
Total U.S. Treasury Securities (Cost $29,964)		29,964
Total Investments (99.9%) (Cost $801,844)		801,844
Other Assets in Excess of Liabilities (0.1%)		546
Net Assets (100%)		$802,390

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2009.
(c)	Rates shown are the yield to maturity at April 30, 2009.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	96.3%
U.S. Treasury Securities	3.7
Total Investments	100.0%

14	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (46.5%)
U.S. Treasury Bills,
0.03%, 5/14/09 (c)	$1,500	$1,500
0.20%, 6/4/09 (c)	200,000	199,962
0.21%, 6/11/09 - 6/25/09 (c)	1,000,000	999,709
0.28%, 5/7/09 (c)	171,000	170,991
0.29%, 5/21/09 - 5/28/09 (c)	343,000	342,926
0.30%, 6/24/09 (c)	45,000	44,980
0.37%, 7/2/09 (c)	296,000	295,812
0.93%, 5/15/09 (c)	48,000	47,982
0.96%, 10/22/09 (c)	99,000	98,545
1.00%, 7/30/09 (c)	151,000	150,624
U.S. Treasury Notes,
4.00%, 6/15/09 - 9/30/09	398,000	401,485
4.63%, 7/31/09	190,000	192,070
4.88%, 5/15/09 - 6/30/09	144,000	144,396
5.50%, 5/15/09	50,000	50,086
6.00%, 8/15/09	99,000	100,425
Total U.S. Treasury Securities (Cost $3,241,493)		3,241,493
Repurchase Agreements (53.3%)
Bank of America Securities LLC, 0.14%, dated 4/30/09, due 5/1/09, repurchase price $104,125; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 5.13%, due 5/15/16, valued at $106,208.	104,125	104,125
Barclays Capital, Inc., 0.16%, dated 4/30/09, due 5/1/09, repurchase price $300,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 8.88%, due 8/15/17; U.S. Treasury Note, 3.88%, due 7/15/10, valued at $306,000.	300,000	300,000
Barclays Capital, Inc., 0.25%, dated 4/30/09, due 5/1/09, repurchase price $100,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Notes, 0.88% - 2.00%, due 4/30/11 - 11/30/13, valued at $102,000.	100,000	100,000
BNP Paribas Securities Corp., 0.16%, dated 4/30/09, due 5/1/09, repurchase price $800,004; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 6.63%, due 2/15/27; U.S. Treasury Notes, 1.75% - 5.75%, due 11/15/09 - 3/31/14, valued at $816,000.	800,000	800,000
BNP Paribas Securities Corp., 0.27%, dated 4/30/09, due 5/1/09, repurchase price $50,000; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Coupon STRIPS, due 2/15/12 - 8/15/12; U.S. Treasury Bond Principal STRIPS, due 8/15/21, valued at $51,000.	50,000	50,000
Credit Suisse Securities USA LLC, 0.15%, dated 4/30/09, due 5/1/09, repurchase price $270,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 2.63%, due 4/30/16, valued at $275,401.	270,000	270,000
Deutsche Bank Securities, Inc., 0.15%, dated 4/30/09, due 5/1/09, repurchase price $300,001; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bond, 4.50%, due 2/15/36; U.S. Treasury Notes, 3.13% - 3.63%, due 7/15/09 - 11/30/09, valued at $306,000.	300,000	300,000
JPMorgan Securities, Inc., 0.14%, dated 4/30/09, due 5/1/09, repurchase price $288,001; fully collateralized by a U.S. treasury security at the date of this Portfolio of Investments as follows: U.S. Treasury Note, 1.13%, due 1/15/12, valued at $293,760.	288,000	288,000
RBS Securities, Inc., 0.17%, dated 4/30/09, due 5/1/09, repurchase price $1,500,007; fully collateralized by U.S. treasury securities at the date of this Portfolio of Investments as follows: U.S. Treasury Bonds, 3.50% - 5.00%, due 2/15/37- 2/15/39; U.S. Treasury Notes, 0.88% - 4.88%, due 5/15/09 - 2/15/17, valued at $1,530,004.	1,500,000	1,500,000
Total Repurchase Agreements (Cost $3,712,125)		3,712,125
Total Investments (99.8%) (Cost $6,953,618)		6,953,618
Other Assets in Excess of Liabilities (0.2%)		12,344
Net Assets (100%)		$6,965,962

(c)	Rates shown are the yield to maturity at April 30, 2009.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	53.4%
U.S. Treasury Securities	46.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.	15

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (99.8%)
U.S. Treasury Bills,
0.14%, 5/7/09 (c)	$500	$500
0.16%, 7/9/09 - 7/30/09 (c)	28,860	28,850
0.17%, 7/16/09 (c)	14,000	13,995
0.19%, 6/18/09 (c)	9,800	9,797
0.20%, 5/14/09 - 6/25/09 (c)	27,650	27,643
0.21%, 5/28/09 (c)	21,000	20,997
0.22%, 5/21/09 (c)	26,200	26,197
0.27%, 6/4/09 (c)	35,350	35,341
0.74%, 7/2/09 (c)	3,000	2,996
U.S. Treasury Notes,
4.63%, 7/31/09	10,000	10,109
4.88%, 5/15/09	6,000	6,011
5.50%, 5/15/09	4,000	4,008
Total U.S. Treasury Securities (Cost $186,444)		186,444
Total Investments (99.8%) (Cost $186,444)		186,444
Other Assets in Excess of Liabilities (0.2%)		326
Net Assets (100%)		$186,770

(c)           Rates shown are the yield to maturity at April 30, 2009.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

16	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Tax-Exempt Instruments (92.3%)
Annual Bonds (1.6%)
Illinois Educational Facilities Authority, University of Chicago,
Series B-1,
1.85%, 7/1/36 (b)	$5,700	$5,700
Massachusetts Health & Educational Facilities Authority, Northeastern University,
Series T-1,
2.25%, 10/1/37 (b)	21,000	21,000
Series T-2,
2.25%, 10/1/37 (b)	23,000	23,000
		49,700
Commercial Paper (1.4%) (e)
Austin Independent School District, TX,
Series 2005 A,
0.40%, 5/6/09	7,500	7,500
Illinois Finance Authority, IL, Hospital Sisters Services,
Series 2008 A,
0.50%, 5/11/09	10,000	10,000
Palm Beach County School District, FL,
Sales Tax, Series 2005,
0.45%, 5/7/09	24,000	24,000
		41,500
Daily Variable Rate Bonds (18.4%)
Alexandria Industrial Development Authority, VA, Goodwin House, Inc.,
Series 2005,
0.35%, 10/1/35	10,000	10,000
Allegheny County Higher Education Building Authority, PA, Carnegie Mellon University,
Series 1998,
0.37%, 12/1/33	4,000	4,000
Blount County Public Building Authority, TN, Local Government Public Improvement,
Series 2002 A-4,
0.75%, 6/1/32	59,970	59,970
Chicago, IL, Refinancing,
Series 2007 E,
0.35%, 1/1/42	8,000	8,000
Series 2007 F,
0.35%, 1/1/42	19,350	19,350
Chicago, IL, Second Lien Wastewater Transmission, Sub
Series 2008 C-1,
0.50%, 1/1/39	12,000	12,000
Delaware Health Facilities Authority, Christiana Care Health Services,
Series 2008 A,
0.35%, 10/1/38	21,900	21,900
Denver City & County, CO,
Series 2008 A1 COPs,
0.45%, 12/1/29	10,000	10,000
Harris County Cultural Education Facilities Financing Corp., TX, Methodist Hospital System,
Series 2008 C-1,
0.35%, 12/1/24	32,200	32,200
Series 2008 C-2,
0.35%, 12/1/27	41,280	41,280
Series 2008 C-3,
0.35%, 12/1/32	38,700	38,700
Harris County Health Facilities Development Corp., TX, Methodist Hospital System,
Series 2008 A-2,
0.35%, 12/1/41	20,400	20,400
Jackson County, MS, Chevron USA, Inc.,
Series 1993,
0.30%, 6/1/23	24,000	24,000
Kentucky Public Energy Authority, Inc., Gas Supply,
Series 2006 A,
0.40%, 8/1/16	113,136	113,136
Missouri Health & Educational Facilities Authority, Washington University,
Series 2004 A,
0.35%, 2/15/34	7,150	7,150
Murray City, UT, IHC Health Services, Inc.,
Series 2005 C,
0.45%, 5/15/37	2,900	2,900
New York City Transitional Finance Authority, NY, Recovery Fiscal 2003,
Series 2, Sub Series 2 F,
0.40%, 11/1/22	9,700	9,700
New York City, NY, Fiscal 2008,
Sub Series L-6,
0.40%, 4/1/32	5,300	5,300
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System,
Series 2008 B-1,
0.35%, 1/1/43	15,000	15,000
Ohio State Higher Education Facilities, Cleveland Clinic,
Series 2008 B-4,
0.35%, 1/1/43	30,175	30,175
Ohio Water Development Authority, First Energy Nuclear Generation Corp.,
Series 2006 B,
0.45%, 12/1/33	22,500	22,500
Southeast Alabama Gas District, Supply,
Series 2007 A,
0.40%, 8/1/27	31,400	31,400
Weber County, UT, IHC Health Services, Inc.,
Series 2000 B,
0.40%, 2/15/32	19,000	19,000
		558,061
Municipal Bonds & Notes (7.9%)
Galloway Township, NJ,
Series 2008 BANs,
3.00%, 9/11/09	2,000	2,007

The accompanying notes are an integral part of the financial statements.	17

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds & Notes (cont’d)
Greater Southern Tier Board of Cooperative Educational Services, NY, Supervisory District,
Series 2008 RANs,
2.75%, 6/30/09	$13,000	$13,013
Greene County, OH, Certificates of Indebtedness,
Series 2008 E,
2.50%, 5/19/09	2,440	2,441
Idaho, Series 2008 TANs,
3.00%, 6/30/09	22,500	22,546
Indiana Bond Bank, Midyear Funding Notes,
Series 2008 A,
3.00%, 5/28/09	7,000	7,007
Lucas County, OH,
Series 2008 BANs,
3.00%, 7/30/09	2,000	2,006
New Bedford, MA,
Series 2008 RANs,
2.75%, 6/30/09	3,000	3,002
Oregon, Series 2008 A TANs,
3.00%, 6/30/09	12,000	12,025
Patchogue-Medford Union Free School District, NY,
Series 2008 TANs,
4.00%, 6/24/09	10,000	10,023
Pioneer Valley Transit Authority, MA,
Series 2008 RANs,
3.00%, 7/30/09	10,000	10,013
St. Louis, MO, General Fund,
Series 2008 TRANs,
3.25%, 6/30/09	4,600	4,611
Texas, Series 2008 TRANs,
3.00%, 8/28/09	120,000	120,531
Wisconsin, Operating Notes,
Series 2008,
3.00%, 6/15/09	27,000	27,043
Worcester Regional Transit Authority, MA,
Series 2008 RANs,
3.25%, 6/26/09	4,950	4,954
		241,222
Weekly Variable Rate Bonds (63.0%)
Alaska Housing Finance Corp., Home Mortgage,
Series 2007 A,
0.50%, 12/1/41	20,000	20,000
Albuquerque, NM, Albuquerque Academy,
Series 2002,
0.48%, 10/15/16	20,915	20,915
Allegheny County Industrial Development Authority, PA, UPMC Children’s Hospital,
Series 2004 A,
0.38%, 10/1/32	6,000	6,000
American Public Energy Agency, NE, Gas Supply,
Series 2005 A,
0.50%, 12/1/15	20,402	20,402
Arizona Health Facilities Authority, Banner Health, Series 2008
D ROCs II-R, Series 11687,
0.64%, 1/1/30	1,600	1,600
Aurora, CO, The Children’s Hospital Association,
Series 2008 C,
0.40%, 12/1/33	13,775	13,775
Austin Trust, AZ, Arizona Health Facilities Authority Banner Health, Series A, Custody Receipts,
Series 2008-1097,
0.58%, 1/1/35	3,385	3,385
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare,
Series 2008 A, Custody Receipts,
Series 2008-1149,
0.58%, 1/15/47	7,748	7,748
Austin Trust, NV, Clark County, Series 2008, Custody Receipts,
Series 2008-1171,
0.58%, 6/1/38	9,770	9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series 2007 A, Custody Receipts,
Series 2007- 1031,
0.58%, 2/15/36	3,835	3,835
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax, Series 2009 Floater-TANs,
Series 2009 1W (AGC),
0.58%, 1/1/39	1,000	1,000
Berks County Municipal Authority, PA, Reading Hospital & Medical Center,
Series 2009 A-1,
0.44%, 11/1/44	20,000	20,000
Bucks County Industrial Development Authority, PA, Grand View Hospital,
Series 2008 A,
0.46%, 7/1/34	2,000	2,000
Bucks County Industrial Development Authority, PA, Pennswood Village,
Series 2007 A,
0.57%, 10/1/34	6,400	6,400
Bucks County, PA, Industrial Development Authority, Grand View Hospital,
Series 2008 B,
0.40%, 7/1/39	2,850	2,850
Cabell County, WV, Marshall University,
Series 2007 A,
0.93%, Hospital, 7/1/39	53,500	53,500
Central Utah Water Conservancy District,
Series 2008 B,
0.62%, 4/1/32	24,830	24,830
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System,
Series 2007 C,
0.50%, 1/15/37	4,035	4,035

18	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report
April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont’d)
Cleveland, OH, Water 2009,
Series 2009 R,
0.30%, 1/1/33	$6,500	$6,500
Colorado Educational& Cultural Facilities Authority, Gaston Christian Schools, Inc.,
Series 2007,
0.50%, 7/1/37	9,895	9,895
Colorado Educational& Cultural Facilities Authority, Pueblo Serra Worship Holdings,
Series 2006,
0.49%, 3/1/37	15,700	15,700
Colorado Educational& Cultural Facilities Authority, Valor Christian Schools,
Series 2007,
0.47%, 11/1/38	20,000	20,000
Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society,
Series 2008,
0.50%, 6/1/15	2,500	2,500
Colorado Springs, CO, Utilities System Sub Lien,
Series 2006 B,
0.48%, 11/1/36	21,950	21,950
Columbus, OH, Sewer,
Series 2008 B,
0.28%, 6/1/32	5,850	5,850
Connecticut Health& Educational Facilities Authority, Yale University,
Series U-1,
0.20%, 7/1/33	16,900	16,900
Cook County, IL, Series 2002 B,
0.54%, 11/1/31	18,800	18,800
Dallas Area Rapid Transit, TX, Sales Tax, Series 2008 ROCs II-R,
Series 11541,
0.64%, 12/1/33	3,500	3,500
Delaware Health Facilities Authority, Christiana Care Health Services,
Series 2008 B,
0.43%, 10/1/38	2,350	2,350
Delaware Valley Regional Finance Authority, PA, Local Government,
Series 1985,
0.50%, 8/1/16	2,600	2,600
Derry Township Industrial& Commercial Development Authority, PA, Hotel Tax Arena,
Series 2000 A,
0.48%, 11/1/30	7,200	7,200
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation,
Series 1988 A,
0.30%, 10/1/25	1,700	1,700
Series 1998 B,
0.30%, 10/1/25	2,800	2,800
Series 2000,
0.30%, 1/1/30	18,900	18,900
Florida State Board of Education, FL, Capital Outlay, Series 2005 G ROCs
II-R, Series 12017,
0.64%, 6/1/35	7,800	7,800
Franklin County, OH, Ohio Health Corp.,
Series 2008 A,
0.46%, 11/15/33	50,000	50,000
Series 2009 A,
0.50%, 11/15/41	16,100	16,100
Series 2009 B,
0.50%, 11/15/41	20,000	20,000
Gainesville & Hall County Hospital Authority, GA, Northeast Georgia Health System, Inc.,
Series 2008 H,
0.50%, 5/1/29	1,900	1,900
Harris County Hospital District, TX, Senior Lien, Series 2007 ROCs II-R,
Series 12075 (BHAC),
0.92%, 2/15/42	21,075	21,075
Harris County Industrial Development Corp., TX, Baytank, Inc.,
Series 1998,
0.48%, 2/1/20	13,600	13,600
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group, Series 2006 C ROCs II-R,
Series 11564 (BHAC),
0.92%, 11/15/36	1,900	1,900
Houston, TX, Airport System, Sub Series 2007 B Eagle #20070117, Class A (FSA),
1.73%, 7/1/32	26,000	26,000
Houston, TX, Water & Sewer Systems, Series 2002 A PUTTERS, Series 2786 (Prerefunded) (FSA),
0.88%, 7/24/10	10,035	10,035
Illinois, Series 2004 A ROCs II-R,
Series 10337,
0.64%, 3/1/34	6,225	6,225
Illinois Development Finance Authority, IL, Museum of Contemporary Art,
Series 1994,
0.48%, 2/1/29	27,600	27,600
Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago,
Series 2001,
0.48%, 6/1/29	4,900	4,900
Illinois Finance Authority, Advocate Health Care Network, Series 2008, Sub Series C-2B,
0.48%, 11/1/38	34,425	34,425
Illinois Finance Authority, University of Chicago Medical Center,
Series 2009 A-2,
0.47%, 8/15/26	4,160	4,160

The accompanying notes are an integral part of the financial statements.	19

2009 Semi-Annual Report
April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Illinois Toll Highway Authority, Toll Highway Senior Priority, Series 2006 A-2 Eagle #20070152, Class A (FSA),
0.97%, 1/1/31	$21,000	$21,000
Indiana Development Finance Authority, IN, Culver Educational Foundation (The),
Series 1997,
0.47%, 1/1/32	13,300	13,300
Indiana Finance Authority, Ascension Health,
Series 2008 E-2,
0.25%, 11/15/36	18,000	18,000
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc.,
Series 2008 I,
0.40%, 11/1/37	1,000	1,000
Series 2008 J,
0.25%, 11/1/37	1,250	1,250
Indiana Finance Authority, Trinity Health,
Series 2008 D-1,
0.40%, 12/1/34	5,000	5,000
Series 2008 D-2,
0.40%, 12/1/34	5,000	5,000
Iowa Finance Authority, CHF - Des Moines LLC,
Series 2007 A,
0.57%, 6/1/39	19,335	19,335
James City County Economic Development Authority, VA, Virginia United Methodist Homes of Williamsburg,
Series 2007 C,
0.50%, 7/1/17	26,145	26,145
JPMorgan Chase & Co., NC, North Carolina Capital Facilities Finance Agency, Duke University
PUTTERs, Series 3248,
0.56%, 10/1/34	4,185	4,185
Kansas City Industrial Development Authority, MO, Kansas City Downtown Redevelopment District,
Series 2006 B,
0.48%, 12/1/32	10,000	10,000
Kansas City Industrial Development Authority, MO, Ethans Apartments (The),
Series 2004,
0.68%, 2/1/39	29,560	29,560
Madisonville, KY, Trover Clinic Foundation, Inc.,
Series 2006 (AGC),
0.55%, 11/1/36	6,685	6,685
Maryland Economic Development Corp., Howard Hughes Medical Institute,
Series 2008 A,
0.25%, 2/15/43	11,500	11,500
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives,
Series 1997 B,
0.36%, 12/1/15	1,300	1,300
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System,
Series 2008 C,
0.50%, 7/1/41	5,000	5,000
Massachusetts Bay Transportation Authority, Senior Sales Tax, Series 2005 B Eagle #720050087, Class A (FSA),
0.97%, 7/1/29	9,900	9,900
Series 2008 A-1,
0.35%, 7/1/21	10,000	10,000
Massachusetts Development Finance Agency, MA, Cushing Academy,
Series 2004,
0.62%, 3/1/34	2,000	2,000
Massachusetts Development Finance Agency, Phillips Academy,
Series 2003,
0.52%, 9/1/33	15,900	15,900
Massachusetts Health & Educational Facilities Authority, Amherst College,
Series F,
0.17%, 11/1/26	5,300	5,300
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology,
Series J-1,
0.20%, 7/1/31	20,320	20,320
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc.,
2003, Series D-2,
0.20%, 7/1/35	15,000	15,000
Massachusetts Health & Educational Facility Authority, Harvard University, Series 2005 C ROCs II-R,
Series 10390,
0.63%, 7/15/35	6,090	6,090
Metropolitan Transportation Authority, NY,
Series 2002 G, Sub Series G-1,
0.23%, 11/1/26	5,425	5,425
Miami-Dade County School Board, FL, Series 2007 B COPs Eagle #20070068, Class A (BHAC),
0.94%, 5/1/32	12,870	12,870
Michigan Higher Education Facilities
Authority, Calvin College,
Series 2007 B,
1.90%, 9/1/37	6,500	6,500
Michigan Hospital Finance Authority, Ascension Health,
Series 2008 B-2,
0.25%, 11/15/26	5,125	5,125
Series 2008 B-4,
0.25%, 11/15/26	6,300	6,300
Michigan Hospital Finance Authority, McLaren Health Care,
Series 2008 B,
0.45%, 10/15/38	17,000	17,000

20	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Michigan Hospital Finance Authority, Trinity Health Credit Group,
Series 2005 F,
0.40%, 11/1/18	$1,300	$1,300
Michigan Strategic Fund, Detroit Edison Co.,
Series 2008 ET,
0.55%, 8/1/29	15,000	15,000
Midcities Metropolitan District No. 1, CO, STARS BNP,
Series 2004- 110,
0.79%, 12/1/31	13,120	13,120
Minneapolis & St. Paul Housing & Redevelopment Authority, MN, Allina Health System,
Series 2007 C-2,
0.42%, 11/15/34	7,600	7,600
Missouri Health & Educational Facilities Authority, BJC Health System,
Series 2008 D,
0.20%, 5/15/38	30,000	30,000
Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System,
Series 2008 D,
0.48%, 6/1/39	20,000	20,000
Series 2008 E,
0.48%, 6/1/39	11,200	11,200
Missouri Health & Educational Facilities Authority, SSM Health Care,
Series 2005 C-3,
0.45%, 6/1/33	17,200	17,200
Montgomery County Public Building Authority, TN, Pooled Financing,
Series 1997,
0.50%, 11/1/27	8,515	8,515
Montgomery County, OH, Catholic Health Initiatives,
Series 2006 B-1,
0.41%, 4/1/37	5,000	5,000
Series 2006 B-2,
0.20%, 4/1/37	21,000	21,000
Murray City, UT, IHC Health Services, Inc.,
Series 2005D,
0.37%, 5/15/37	23,500	23,500
New Castle County, DE, University Courtyard Apartments,
Series 2005,
0.47%, 8/1/31	9,300	9,300
New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School,
Series 1998,
0.52%, 1/1/28	23,800	23,800
New Hampshire Higher Educational Health & Facilities Authority, Riverwoods at Exeter,
Series 1997 B,
0.63%, 3/1/23	8,385	8,385
New Mexico Finance Authority, Sub Lien, Series 2008,
Sub Series A- 2,
0.37%, 6/15/24	8,000	8,000
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services,
Series 2008,
0.40%, 8/1/34	5,000	5,000
New York State Housing Finance Agency, 42nd & 10th Street,
Series 2008 A,
0.35%, 11/1/41	6,000	6,000
North Broward Hospital District, FL,
Series 2008 A,
0.41%, 1/15/31	17,025	17,025
North Carolina, Series 2002 B,
0.27%, 6/1/19	32,760	32,760
North Carolina Capital Facilities Finance Agency, Barton College,
Series 2004,
0.51%, 7/1/19	4,300	4,300
North Carolina Medical Care Commission, Duke University Health System,
Series 2005 A,
0.51%, 6/1/28	30,000	30,000
North Carolina Medical Care Commission, FirstHealth of the Carolinas,
Series 2008 A,
0.47%, 10/1/28	14,500	14,500
Series 2008 B,
0.46%, 10/1/18	5,000	5,000
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System,
Series 2003,
0.50%, 10/1/18	9,240	9,240
North Carolina Medical Care Commission, Novant Health,
Series 2008 A,
0.35%, 11/1/28	30,500	30,500
North Central Texas Health Facilities Development Corp., Baylor Health Care System,
Series 2006 A,
0.35%, 8/15/13	20,000	20,000
North Charleston, SC, Municipal Golf Course, Series 2003,
0.60%, 5/1/24	10,210	10,210
Ohio, Common Schools,
Series 2005 B,
0.20%, 3/15/25	9,560	9,560
Series 2006 B,
0.30%, 6/15/26	19,235	19,235
Oklahoma Turnpike Authority, Second Senior,
Series 2006 C,
0.30%, 1/1/28	6,300	6,300
Oregon Facilities Authority, Lewis & Clark College,
Series 2008 A,
0.53%, 10/1/32	4,500	4,500

The accompanying notes are an integral part of the financial statements.	21

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Orlando-Orange County Expressway Authority, FL, Series 2007 A, Eagle #20070107, Class A (FSA),
0.93%, 7/1/42	$15,000	$15,000
Palm Beach County School Board, FL, Series 2007 COPs, Eagle #20070021, Class A (FSA),
0.96%, 8/1/31	21,960	21,960
Pennsylvania Turnpike Commission,
2002, Series A-2,
0.48%, 12/1/30	15,700	15,700
Series A-3,
0.48%, 12/1/30	16,400	16,400
Philadelphia Industrial Development Authority, PA, Inglis House,
Series 1997,
0.48%, 5/1/17	21,000	21,000
Pinellas County Health Facilities Authority, FL, Baycare Health System,
Series 2009 A-2,
0.58%, 11/1/38	3,750	3,750
Public Power Generation Agency, NE, Whelan Energy Unit 2,
Series 2007, Eagle #20070009,
Class A (BHAC),
0.88%, 1/1/41	21,000	21,000
Purdue University, IN, Student Fee,
Series 2005 V,
0.18%, 7/1/27	26,000	26,000
RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series 2008 Floater Certificates,
Series E-11,
0.61%, 12/1/11	2,000	2,000
RBC Municipal Products Trust, Inc., PA, Berks County Municipal Authority, Reading Hospital & Medical Center, Series 2008 Floater Certificates, Series C-13,
0.61%, 11/1/11	2,000	2,000
Reno, NV, Renown Regional Medical Center,
Series 2009 B,
0.45%, 6/1/39	3,200	3,200
Richmond, KY, Kentucky League of Cities Funding Trust,
Series 2006 A,
0.52%, 3/1/36	6,900	6,900
Rochester, MN, Health Care Facilities, Mayo Clinic,
Series 2008 A,
0.35%, 11/15/38	17,700	17,700
Series 2008 B,
0.35%, 11/15/38	12,300	12,300
Shelby County Health Educational & Housing Facilities Board, TN, Trezevant Manor,
Series 2007 A,
0.63%, 9/1/39	2,000	2,000
South Carolina Jobs — Economic Development Authority, AnMed Health,
Series 2009 A,
0.41%, 2/1/35	1,000	1,000
South Carolina Public Service Authority, Series 2007 A, Eagle #20070099, Class A (FSA),
0.97%, 1/1/37	10,890	10,890
South Carolina Transportation Infrastructure Bank,
Series B-1,
0.55%, 10/1/31	16,500	16,500
Series B-2,
0.47%, 10/1/31	15,000	15,000
Southcentral Pennsylvania General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R,
Series 11686,
0.64%, 6/1/29	1,000	1,000
Tarrant County Cultural Education Facilities Finance Corp., TX, Methodist Hospitals of Dallas,
Series 2008 B,
0.45%, 10/1/41	18,700	18,700
Tarrant County Cultural Education Facilities Finance Corp., TX, Texas Health Resources System,
Series 2008 B,
0.20%, 11/15/33	18,435	18,435
Travis County Health Facilities Development Corp., TX, Longhorn Village,
Series 2008 B,
0.38%, 7/1/37	18,700	18,700
Triborough Bridge & Tunnel Authority, NY, Series 2008 D ROCs II-R, Series 11590 (BHAC),
0.69%, 11/15/24	2,000	2,000
University of Michigan Regents Hospital,
Series 2007 B,
0.20%, 12/1/37	11,500	11,500
University of Texas Regents, Financing System,
Series 2008 B,
0.20%, 8/1/25 - 8/1/32	55,500	55,500
University of Texas Regents, Permanent University Fund,
Series 2008 A,
0.25%, 7/1/37	30,000	30,000
Utah Water Finance Agency,
Series 2008 B,
0.52%, 10/1/37	15,000	15,000
Series 2008 B-2,
0.52%, 10/1/35	14,900	14,900
Series 2008 B-4,
0.52%, 10/1/36	26,500	26,500
Washington County Authority, PA, Girard Estate,
Series 1999,
0.43%, 6/1/27	15,360	15,360
Washington Health Care Facilities Authority, WA, Swedish Health Services,
Series 2006,
0.70%, 11/15/26	4,500	4,500

22	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Washington Higher Education Facilities Authority, University of Puget Sound,
Series 2006 A,
0.57%, 10/1/30	$7,635	$7,635
Washington Higher Education Facilities Authority, Whitman College,
Series 2008,
0.52%, 1/1/38	30,395	30,395
Williamstown, KY, Kentucky League of Cities Funding Trust 2008,
Series A,
0.52%, 7/1/38	8,000	8,000
Wisconsin, Clean Water, Series 2001 PUTTERS, Series 2774 (Prerefunded) (FSA),
0.88%, 3/23/10	10,425	10,425
Yavapai County Industrial Development Authority, AZ, Northern Arizona Healthcare System,
Series 2008 B,
0.47%, 12/1/39	5,000	5,000
Yorkville United City Special Service Area 2004-106, IL, Special Tax,
Series 2004,
0.50%, 3/1/34	3,000	3,000
		1,914,800
Total Tax-Exempt Instruments		2,805,283
Total Investments (92.3%) (Cost $2,805,283)		2,805,283
Other Assets in Excess of Liabilities (7.7%)		234,395
Net Assets (100%)		$3,039,678

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2009.
(e)	The rates shown are the effective yields at the date of purchase.
AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
FSA	Financial Security Assurance Inc.
PUTTERs	Puttable Tax-Exempt Receipts
RANs	Revenue Anticipation Notes
ROCs	Reset Option Certificates
STARs	Short-Term Adjustable Rates
TANs	Tax Anticipation Notes
TRANs	Tax and Revenue Anticipation Notes

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	68.3%
Daily Variable Rate Bonds	19.9
Municipal Bonds & Notes	8.6
Other*	3.2
Total Investments	100.0%

* Investment types representing less than 5% of total investments.

Summary of Tax-Exempt Instruments by

State/Territory

	Value	Percent of
State/Territory	(000)	Net Assets
Texas	$499,991	16.4%
Ohio	225,367	7.4
Illinois	175,160	5.8
Massachusetts	146,479	4.8
North Carolina	142,268	4.7
Kentucky	134,721	4.4
Missouri	129,721	4.3
Utah	126,630	4.2
Pennsylvania	124,510	4.1
Colorado	106,940	3.5
Florida	104,305	3.4
Indiana	76,557	2.5
Tennessee	70,485	2.3
Michigan	62,725	2.1
Virginia	59,545	2.0
South Carolina	53,600	1.8
West Virginia	53,500	1.8
New York	51,461	1.7
Washington	43,530	1.4
Nebraska	41,402	1.4
Minnesota	37,600	1.2
Wisconsin	37,468	1.2
New Mexico	33,915	1.1
Delaware	33,550	1.1
New Hampshire	32,185	1.1
Alabama	31,400	1.0
Mississippi	24,000	0.8
Idaho	22,546	0.7
Alaska	20,000	0.7
Iowa	19,335	0.6
Maryland	17,800	0.6
Connecticut	16,900	0.6
Oregon	16,525	0.5
Nevada	12,970	0.4
Arizona	8,385	0.3
Oklahoma	6,300	0.2
New Jersey	2,007	0.1
Georgia	1,900	0.1
Arkansas	1,600	0.0
	$2,805,283	92.3%

The accompanying notes are an integral part of the financial statements.	23

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Statements of Assets and Liabilities

							Government
	Money Market		Prime		Government		Securities
	Portfolio		Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)		(000)
Assets:
Investments, at Cost	$4,559,370		$11,560,637		$12,125,568		$801,844
Investments, at Value(1)	4,559,370		11,560,637		12,125,568		801,844
Cash	4		7		5		5
Due from Adviser	—		—		—		54
Interest Receivable	228		89		10,447		481
Prepaid Money Fund Insurance	1,177		2,487		1,898		102
Other Assets	118		253		196		2
Total Assets	4,560,897		11,563,473		12,138,114		802,488
Liabilities:
Dividends Declared	851		2,409		1,799		46
Payable for Investment Advisory Fees	338		952		1,035		—
Payable for Administration Fees	181		483		529		29
Payable for Custodian Fees	113		206		47		8
Payable for Transfer Agent Fees	—	@	—	@	—	@	—
Shareholder Administration Plan Fees Payable — Service Class	—	@	1		10		—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	1		13		—	@
Shareholder Administration Plan Fees Payable — Administrative Class	—	@	—	@	15		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	1		27		69		—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	1		8		—	@	—	@
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	38		1		1		2
Other Liabilities	48		149		42		13
Total Liabilities	1,571		4,237		3,560		98
Net Assets	$4,559,326		$11,559,236		$12,134,554		$802,390
Net Assets Consist Of:
Paid-in Capital	$4,570,267		$11,578,856		$12,134,513		$802,388
Undistributed Net Investment Income	901		1,545		4		—
Accumulated Net Realized Gain (Loss)	(11,842)		(21,165)		37		2
Net Assets	$4,559,326		$11,559,236		$12,134,554		$802,390

(1) Including:
Repurchase Agreements, at Value	$1,588,000	$5,268,290	$4,729,042	$—

24	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$4,358,732	$11,330,232	$11,200,429	$768,090
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	4,369,194,428	11,349,394,789	11,200,389,979	768,086,991
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$118	$33,827	$219,956	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	117,880	33,884,289	219,955,473	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$3,357	$7,000	$141,959	$9,400
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	3,365,637	7,012,048	141,958,595	9,400,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$199	$107,248	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	199,358	107,247,763	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$1,837	$143,269	$458,432	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	1,841,187	143,511,459	458,430,236	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$16,416	$40,023	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	16,455,264	40,090,339	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$178,766	$4,686	$6,430	$24,500
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	179,194,705	4,694,329	6,429,863	24,500,364
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	25

2009 Semi-Annual Report
April 30, 2009 (unaudited)

Statements of Assets and Liabilities

			Treasury
	Treasury		Securities		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)
Assets:
Investments, at Cost	$6,953,618		$186,444		$2,805,283
Investments, at Value(1)	6,953,618		186,444		2,805,283
Cash	6		27		67
Receivable for Investments Sold	—		—		227,800
Receivable from Affiliates	—		—		2
Dividends Receivable	—		—		1
Interest Receivable	11,623		352		7,168
Prepaid Money Fund Insurance	1,856		—		550
Other Assets	125		—	@	111
Total Assets	6,967,228		186,823		3,040,982
Liabilities:
Dividends Declared	292		8		604
Payable for Investment Advisory Fees	621		11		225
Payable for Administration Fees	324		8		132
Payable for Custodian Fees	9		1		5
Payable for Transfer Agent Fees	—		—	@	—
Shareholder Administration Plan Fees Payable — Service Class	—	@	—	@	—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	—	@	1
Shareholder Administration Plan Fees Payable — Administrative Class	2		—	@	—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	6		—	@	1
Distribution and Shareholder Service Plans Fees Payable — Participant Class	—	@	—	@	4
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	12		2		332
Other Liabilities	—		23		—
Total Liabilities	1,266		53		1,304
Net Assets	$6,965,962		$186,770		$3,039,678
Net Assets Consist Of:
Paid-in Capital	$6,965,932		$186,761		$3,039,569
Undistributed Net Investment Income	—	@	—		—
Accumulated Net Realized Gain	30		9		109
Net Assets	$6,965,962		$186,770		$3,039,678

(1) Including:
Repurchase Agreements, at Value	$3,712,125	$—	$—

26	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$6,402,550	$136,049	$1,710,718
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	6,402,520,909	136,041,883	1,710,656,904
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$9,100	$100	$5,100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	9,100,000	100,000	5,100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$8,310	$100	$15,751
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	8,309,916	100,000	15,750,007
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$70,888	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	70,888,094	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$151,381	$100	$4,715
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	151,380,086	100,000	4,714,631
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$125	$100	$14,493
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	124,766	100,000	14,492,960
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$323,608	$50,221	$1,288,801
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	323,606,749	50,218,501	1,288,754,596
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	27

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Statements of Operations

For the Six Months Ended April 30, 2009

				Government
	Money Market	Prime	Government	Securities
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Investment Income:
Interest	$27,431	$62,295	$51,695	$1,456
Expenses:
Investment Advisory Fees (Note B)	3,739	9,915	10,983	601
Administration Fees (Note C)	1,251	3,322	3,669	201
Custodian Fees (Note F)	134	233	121	24
Professional Fees	58	119	118	13
Shareholder Reporting Fees	17	21	16	—
Shareholder Administration Plan Fees — Service Class (Note D)	1	17	60	—	@
Shareholder Administration Plan Fees — Investor Class (Note D)	1	9	76	1
Shareholder Administration Plan Fees — Administrative Class (Note D)	— @	— @	103	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	3	189	543	—	@
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	23	102	— @	—	@
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	307	10	11	61
Transfer Agency Fees (Note E)	18	44	36	1
Registration and Filing Fees	122	106	57	104
Mutual Fund Insurance (Note K)	1,694	3,578	2,730	146
Trustees’ Fees and Expenses	86	210	112	4
Other Expenses	75	216	123	18
Total Expenses	7,529	18,091	18,758	1,174
Waiver of Investment Advisory Fees (Note B)	(1,572)	(3,723)	(3,766)	(333)
Waiver of Shareholder Administration Plan Fees —Investor Class (Note D)	—	—	—	—	@
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	—	—	—	—	@
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	— @	(3)	(34)	—	@
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(1)	(15)	— @	—	@
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(9)	— @	(1)	(31)
Expense Offset (Note F)	(25)	(99)	(15)	(3)
Net Expenses	5,922	14,251	14,942	807
Net Investment Income	21,509	48,044	36,753	649
Realized Gain (Loss):
Investments	16	73	5	2
Net Increase in Net Assets Resulting from Operations	$21,525	$48,117	$36,758	$651

@ Amount is less than $500.

28	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Statements of Operations

For the Six Months Ended April 30, 2009

		Treasury
	Treasury	Securities		Tax-Exempt
	Portfolio	Portfolio		Portfolio
	(000)	(000)		(000)
Investment Income:
Interest	$15,637	$181		$12,868
Dividends from Security of Affiliated Issuer	—	—		1,115
Total Investment Income	15,637	181		13,983
Expenses:
Investment Advisory Fees (Note B)	6,773	211		2,622
Administration Fees (Note C)	2,263	70		877
Custodian Fees (Note F)	48	3		53
Professional Fees	83	15		45
Shareholder Reporting Fees	11	11		11
Shareholder Administration Plan Fees — Service Class (Note D)	4	—	@	3
Shareholder Administration Plan Fees — Investor Class (Note D)	3	—	@	9
Shareholder Administration Plan Fees — Administrative Class (Note D)	67	—	@	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	192	—	@	5
Distribution and Shareholder Service Plans Fees — Participant Class (Note D)	— @	—	@	37
Distribution and Shareholder Service Plans Fees — Cash Management Class (Note D)	579	99		2,292
Transfer Agency Fees (Note E)	12	—	@	8
Registration and Filing Fees	96	57		132
Mutual Fund Insurance (Note K)	2,669	—		792
Trustees’ Fees and Expenses	91	1		36
Other Expenses	79	15		58
Total Expenses	12,970	482		6,980
Waiver of Investment Advisory Fees (Note B)	(2,499)	(211)		(1,051)
Expenses Reimbursed by Adviser (Note B)	—	(44)		—
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	(1)	—	@	—
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	(1)	—	@	—
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(27)	—	@	—
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(115)	—	@	—
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	— @	—	@	(4)
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(357)	(93)		(1)
Rebate from Morgan Stanley Affiliates (Note I)	—	—		(231)
Expense Offset (Note F)	(2)	—	@	(23)
Net Expenses	9,968	134		5,670
Net Investment Income	5,669	47		8,313
Realized Gain (Loss):
Investments	8	9		218
Net Increase in Net Assets Resulting from Operations	$5,677	$56		$8,531

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	29

2009 Semi-Annual Report

April 30, 2009

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2009	October 31,	April 30, 2009	October 31,
	(unaudited)	2008	(unaudited)	2008
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$21,509	$407,423	$48,044	$882,842
Net Realized Gain (Loss)	16	(25,209)	73	(57,915)
Net Increase from Payments by Affiliates (Note I)	—	13,350	—	36,690
Net Increase in Net Assets Resulting from Operations	21,525	395,564	48,117	861,617
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(20,541)	(396,154)	(46,417)	(854,328)
Service Class:
Net Investment Income	(20)	(1,813)	(338)	(7,787)
Investor Class:
Net Investment Income	(8)	(38)	(64)	(1,650)
Administrative Class:
Net Investment Income	(— @)	(361)	(2)	(248)
Advisory Class:
Net Investment Income	(5)	(1,327)	(370)	(17,349)
Participant Class:
Net Investment Income	(29)	(5)	(60)	(646)
Cash Management Class:
Net Investment Income	(582)	(7,147)	(14)	(22)
Total Distributions	(21,185)	(406,845)	(47,265)	(882,030)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	7,876,299	92,332,738	18,497,376	256,570,397
Distributions Reinvested	19,698	215,845	23,349	366,483
Redeemed	(8,193,363)	(97,895,546)	(18,910,569)	(268,733,076)
Service Class:
Subscribed	20,009	569,512	136,732	1,883,308
Distributions Reinvested	—	1,813	103	7,787
Redeemed	(23,900)	(1,098,191)	(354,557)	(2,737,356)
Investor Class:
Subscribed	3,511	8,967	113,227	895,274
Distributions Reinvested	7	32	73	1,355
Redeemed	(3,453)	(6,578)	(127,145)	(902,395)
Administrative Class:
Subscribed	—	8,589	— @	48
Distributions Reinvested	—	361	5	248
Redeemed	—	(32,513)	(1,536)	(11,155)
Advisory Class:
Subscribed	1,867	2,297,523	83,003	467,518
Distributions Reinvested	3	253	539	16,942
Redeemed	(1,360)	(2,313,680)	(121,578)	(943,084)
Participant Class:
Subscribed	33,750	10,209	2,119	44,584
Distributions Reinvested	—	—	115	570
Redeemed	(27,604)	—	(4,502)	(6,402)
Cash Management Class:^
Subscribed	212,507	881,342	3	13,077
Distributions Reinvested	582	7,084	25	7
Redeemed	(228,155)	(933,522)	(2,624)	(5,794)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(309,602)	(5,945,762)	(665,842)	(13,071,664)
Total Decrease in Net Assets	(309,262)	(5,957,043)	(664,990)	(13,092,077)
Net Assets:
Beginning of Period	4,868,588	10,825,631	12,224,226	25,316,303
End of Period	$4,559,326	$4,868,588	$11,559,236	$12,224,226
Undistributed Net Investment Income Included in End of Period Net Assets	$901	$577	$1,545	$766

30	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Statements of Changes in Net Assets (cont’d)

		Money Market		Prime
		Portfolio		Portfolio
		Six Months		Six Months
		Ended	Year Ended	Ended	Year Ended
		April 30, 2009	October31,	April 30, 2009	October31,
		(unaudited)	2008	(unaudited)	2008
		(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	7,876,299	92,332,738	18,497,374	256,570,398
	Shares Issued on Distributions Reinvested	19,698	215,845	23,349	366,483
	Shares Redeemed	(8,193,363)	(97,895,546)	(18,910,569)	(268,733,076)
	Net Decrease in Institutional Class Shares Outstanding	(297,366)	(5,346,963)	(389,846)	(11,796,195)
	Service Class:
	Shares Subscribed	20,009	569,512	136,733	1,883,308
	Shares Issued on Distributions Reinvested	—	1,813	103	7,787
	Shares Redeemed	(23,900)	(1,098,191)	(354,557)	(2,737,356)
	Net Decrease in Service Class Shares Outstanding	(3,891)	(526,866)	(217,721)	(846,261)
	Investor Class:
	Shares Subscribed	3,511	8,967	113,227	895,274
	Shares Issued on Distributions Reinvested	7	32	73	1,355
	Shares Redeemed	(3,453)	(6,578)	(127,145)	(902,395)
	Net Increase (Decrease) in Investor Class Shares Outstanding	65	2,421	(13,845)	(5,766)
	Administrative Class:
	Shares Subscribed	—	8,589	— #	48
	Shares Issued on Distributions Reinvested	—	361	5	248
	Shares Redeemed	—	(32,513)	(1,536)	(11,154)
	Net Decrease in Administrative Class Shares Outstanding	—	(23,563)	(1,531)	(10,858)
	Advisory Class:
	Shares Subscribed	1,867	2,297,523	83,003	467,518
	Shares Issued on Distributions Reinvested	3	253	539	16,942
	Shares Redeemed	(1,360)	(2,313,680)	(121,578)	(943,084)
	Net Increase (Decrease) in Advisory Class Shares Outstanding	510	(15,904)	(38,036)	(458,624)
	Participant Class:
	Shares Subscribed	33,750	10,210	2,119	44,584
	Shares Issued on Distributions Reinvested	—	—	115	570
	Shares Redeemed	(27,604)	—	(4,502)	(6,403)
	Net Increase (Decrease) in Participant Class Shares Outstanding	6,146	10,210	(2,268)	38,751
	Cash Management Class:^
	Shares Subscribed	212,507	881,342	4	13,077
	Shares Issued on Distributions Reinvested	582	7,084	25	7
	Shares Redeemed	(228,155)	(933,522)	(2,624)	(5,794)
	Net Increase (Decrease) in Cash Management Class Shares Outstanding	(15,066)	(45,096)	(2,595)	7,290

@	Amount is less than $500.
#	Amount is less than 500 shares.
^	The Prime Portfolio’s Cash Management Class commenced operations on August14, 2008.

The accompanying notes are an integral part of the financial statements.	31

2009 Semi-Annual Report

April 30, 2009

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Period Ended
	April 30, 2009	October 31,	April 30, 2009	October 31,
	(unaudited)	2008	(unaudited)	2008^
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$36,753	$392,976	$649	$3,467
Net Realized Gain	5	32	2	— @
Net Increase in Net Assets Resulting from Operations	36,758	393,008	651	3,467
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(35,074)	(345,895)	(639)	(3,390)
Service Class:
Net Investment Income	(491)	(29,367)	(— @)	(1)
Investor Class:
Net Investment Income	(301)	(4,610)	(2)	(18)
Administrative Class:
Net Investment Income	(259)	(2,802)	(— @)	(1)
Advisory Class:
Net Investment Income	(620)	(10,296)	(— @)	(1)
Participant Class:
Net Investment Income	(— @)	(2)	(— @)	(1)
Cash Management Class:
Net Investment Income	(8)	(4)	(8)	(55)
Total Distributions	(36,753)	(392,976)	(649)	(3,467)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	20,780,279	98,231,319	1,164,187	1,251,674
Distributions Reinvested	24,472	197,754	884	2,761
Redeemed	(24,803,111)	(90,158,431)	(950,045)	(701,474)
Service Class:
Subscribed	1,637,957	1,950,269	—	—
Distributions Reinvested	327	29,367	—	—
Redeemed	(1,584,849)	(3,160,271)	—	—
Investor Class:
Subscribed	559,921	1,422,183	9,300	10,300
Distributions Reinvested	186	1,211	12	7
Redeemed	(569,359)	(1,572,381)	(8,319)	(2,000)
Administrative Class:
Subscribed	53,936	176,430	—	—
Distributions Reinvested	380	2,418	—	—
Redeemed	(95,144)	(115,111)	—	—
Advisory Class:
Subscribed	917,212	1,451,524	—	—
Distributions Reinvested	213	2,835	—	—
Redeemed	(874,967)	(1,403,461)	—	—
Participant Class:
Subscribed	—	—	—	—
Distributions Reinvested	—	—	—	—
Redeemed	—	—	—	—
Cash Management Class:^^
Subscribed	13,029	4,150	56,949	59,911
Distributions Reinvested	11	—	46	14
Redeemed	(10,715)	(46)	(75,107)	(17,312)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,950,222)	7,059,759	197,907	603,881
Total Increase (Decrease) in Net Assets	(3,950,217)	7,059,791	197,909	603,881
Net Assets:
Beginning of Period	16,084,771	9,024,980	604,481	600
End of Period	$12,134,554	$16,084,771	$802,390	$604,481
Undistributed Net Investment Income Included in End of Period Net Assets	$4	$4	$—	$—

32	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Statements of Changes in Net Assets (cont’d)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2009 (unaudited) (000)	Year Ended October 31, 2008 (000)	Six Months Ended April 30, 2009 (unaudited) (000)	Period Ended October 31, 2008 ^ (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	20,780,279	98,231,315	1,164,187	1,251,674
Shares Issued on Distributions Reinvested	24,472	197,754	884	2,761
Shares Redeemed	(24,803,111)	(90,158,431)	(950,045)	(701,474)
Net Increase (Decrease) in Institutional ClassShares Outstanding	(3,998,360)	8,270,638	215,026	552,961
Service Class:
Shares Subscribed	1,637,957	1,950,269	—	—
Shares Issued on Distributions Reinvested	327	29,367	—	—
Shares Redeemed	(1,584,849)	(3,160,271)	—	—
Net Increase (Decrease) in Service Class Shares Outstanding	53,435	(1,180,635)	—	—
Investor Class:
Shares Subscribed	559,921	1,422,183	9,300	10,300
Shares Issued on Distributions Reinvested	186	1,211	12	7
Shares Redeemed	(569,359)	(1,572,381)	(8,319)	(2,000)
Net Increase (Decrease) in Investor Class Shares Outstanding	(9,252)	(148,987)	993	8,307
Administrative Class:
Shares Subscribed	53,936	176,430	—	—
Shares Issued on Distributions Reinvested	380	2,418	—	—
Shares Redeemed	(95,144)	(115,111)	—	—
Net Increase (Decrease) in Administrative ClassShares Outstanding	(40,828)	63,737	—	—
Advisory Class:
Shares Subscribed	917,212	1,451,525	—	—
Shares Issued on Distributions Reinvested	213	2,835	—	—
Shares Redeemed	(874,967)	(1,403,461)	—	—
Net Increase in Advisory ClassShares Outstanding	42,458	50,899	—	—
Participant Class:
Shares Subscribed	—	—	—	—
Shares Issued on Distributions Reinvested	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase in Participant ClassShares Outstanding	—	—	—	—
Cash Management Class:^^
Shares Subscribed	13,029	4,150	56,949	59,911
Shares Issued on Distributions Reinvested	11	—	46	14
Shares Redeemed	(10,715)	(46)	(75,107)	(17,313)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	2,325	4,104	(18,112)	42,612

@	Amount is less than $500.
^	The Government Securities Portfolio commenced operations on March 19, 2008.
^^	The Government and Government Securities Portfolios’ Cash Management Classes commenced operations on August 14, 2008 and July 21, 2008, respectively.

The accompanying notes are an integral part of the financial statements.	33

2009 Semi-Annual Report

April 30, 2009

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended		Period Ended
	April 30, 2009	October 31,	April 30, 2009		October 31,
	(unaudited)	2008	(unaudited)		2008^
	(000)	(000)	(000)		(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$5,669	$164,386	$47		$7
Net Realized Gain	8	22	9		—	@
Net Increase in Net Assets Resulting from Operations	5,677	164,408	56		7
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(5,576)	(157,773)	(41)		(6)
Service Class:
Net Investment Income	(11)	(1,179)	(—	@)	(—	@)
Investor Class:
Net Investment Income	(2)	(12)	(—	@)	(—	@)
Administrative Class:
Net Investment Income	(19)	(620)	(—	@)	(—	@)
Advisory Class:
Net Investment Income	(20)	(3,195)	(—	@)	(—	@)
Participant Class:
Net Investment Income	(— @)	(5)	(—	@)	(—	@)
Cash Management Class:
Net Investment Income	(41)	(1,602)	(6)		(1)
Total Distributions	(5,669)	(164,386)	(47)		(7)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	10,781,961	65,531,576	241,640		322,950
Distributions Reinvested	5,580	113,939	33		—
Redeemed	(13,190,662)	(59,675,962)	(388,256)		(40,425)
Service Class:
Subscribed	18,000	75,000	—		—
Distributions Reinvested	—	—	—		—
Redeemed	(84,000)	(— @)	—		—
Investor Class:
Subscribed	20,850	15,306	—		—
Distributions Reinvested	3	9	—	@	—
Redeemed	(16,332)	(11,843)	(—	@)	—
Administrative Class:
Subscribed	1,064	145,885	—		—
Distributions Reinvested	39	429	—		—
Redeemed	(41,280)	(35,349)	—		—
Advisory Class:^^
Subscribed	538,346	1,082,741	—		—
Distributions Reinvested	19	2,023	—		—
Redeemed	(563,489)	(1,084,877)	—		—
Participant Class:^^
Subscribed	16	593	—		—
Distributions Reinvested	— @	4	—		—
Redeemed	(51)	(952)	—		—
Cash Management Class:
Subscribed	251,076	1,029,091	63,271		50,201
Distributions Reinvested	93	1,467	5		—
Redeemed	(341,709)	(650,160)	(56,750)		(6,608)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,620,476)	6,538,920	(140,057)		326,118
Total Increase (Decrease) in Net Assets	(2,620,468)	6,538,942	(140,048)		326,118
Net Assets:
Beginning of Period	9,586,430	3,047,488	326,818		700
End of Period	$6,965,962	$9,586,430	$186,770		$326,818
Undistributed Net Investment Income Included in End of Period Net Assets	$— @	$— @	$—		$—

34	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report
April 30, 2009

Statements of Changes in Net Assets (cont’d)

		Treasury Portfolio		Treasury Securities Portfolio
		Six Months		Six Months
		Ended	Year Ended	Ended	Period Ended
		April 30, 2009	October 31,	April 30, 2009	October 31,
		(unaudited)	2008	(unaudited)	2008^
		(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	10,781,961	65,531,576	241,640	322,950
	Shares Issued on Distributions Reinvested	5,580	113,939	33	—
	Shares Redeemed	(13,190,662)	(59,675,962)	(388,256)	(40,425)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(2,403,121)	5,969,553	(146,583)	282,525
	Service Class:
	Shares Subscribed	18,000	75,000	—	—
	Shares Issued on Distributions Reinvested	—	—	—	—
	Shares Redeemed	(84,000)	(— #)	—	—
	Net Increase (Decrease) in Service Class Shares Outstanding	(66,000)	75,000	—	—
	Investor Class:
	Shares Subscribed	20,850	15,306	—	—
	Shares Issued on Distributions Reinvested	3	9	— #	—
	Shares Redeemed	(16,332)	(11,843)	(— #)	—
	Net Increase in Investor Class Shares Outstanding	4,521	3,472	—	—
	Administrative Class:
	Shares Subscribed	1,064	145,884	—	—
	Shares Issued on Distributions Reinvested	39	429	—	—
	Shares Redeemed	(41,280)	(35,349)	—	—
	Net Increase (Decrease) in Administrative Class Shares Outstanding	(40,177)	110,964	—	—
	Advisory Class:^^
	Shares Subscribed	538,346	1,082,741	—	—
	Shares Issued on Distributions Reinvested	19	2,024	—	—
	Shares Redeemed	(563,489)	(1,084,877)	—	—
	Net Decrease in Advisory Class Shares Outstanding	(25,124)	(112)	—	—
	Participant Class: ^^
	Shares Subscribed	16	593	—	—
	Shares Issued on Distributions Reinvested	— #	4	—	—
	Shares Redeemed	(51)	(952)	—	—
	Net Decrease in Participant Class Shares Outstanding	(35)	(355)	—	—
	Cash Management Class:
	Shares Subscribed	251,076	1,029,091	63,271	50,201
	Shares Issued on Distributions Reinvested	93	1,467	5	—
	Shares Redeemed	(341,709)	(650,160)	(56,750)	(6,608)
	Net Increase (Decrease) in Cash Management Class Shares Outstanding	(90,540)	380,398	6,526	43,593

@	Amount is less than $500.
#	Shares are less than 500.
^	The Treasury Securities Portfolio commenced operations on October 7, 2008.
^^	The Treasury Securities Portfolio’s Advisory and Participant Classes commenced operations on October 27, 2008.

The accompanying notes are an integral part of the financial statements.	35

2009 Semi-Annual Report
April 30, 2009

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months
	Ended	Year Ended
	April 30, 2009	October 31,
	(unaudited)	2008
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$8,313	$92,261
Net Realized Gain (Loss)	218	(69)
Net Increase in Net Assets Resulting from Operations	8,531	92,192
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(5,895)	(62,411)
Service Class:
Net Investment Income	(23)	(7)
Investor Class:
Net Investment Income	(34)	(425)
Administrative Class:
Net Investment Income	(—@)	(2)
Advisory Class:
Net Investment Income	(8)	(553)
Participant Class:
Net Investment Income	(17)	(400)
Cash Management Class:
Net Investment Income	(2,370)	(28,429)
Total Distributions	(8,347)	(92,227)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	3,140,125	23,576,385
Distributions Reinvested	5,895	47,103
Redeemed	(3,271,802)	(23,978,391)
Service Class:
Subscribed	58,748	26,000
Distributions Reinvested	—	5
Redeemed	(53,748)	(26,005)
Investor Class:
Subscribed	209,571	88,821
Distributions Reinvested	34	425
Redeemed	(195,858)	(111,487)
Administrative Class:
Subscribed	100	—
Distributions Reinvested	—	—
Redeemed	(100)	—
Advisory Class:
Subscribed	6,077	74,118
Distributions Reinvested	8	238
Redeemed	(6,127)	(129,451)
Participant Class:
Subscribed	27,662	3,550
Distributions Reinvested	17	383
Redeemed	(35,870)	(692)
Cash Management Class:
Subscribed	724,089	8,388,935
Distributions Reinvested	2,370	25,168
Redeemed	(774,936)	(7,984,452)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(163,745)	653
Total Increase (Decrease) in Net Assets	(163,561)	618
Net Assets:
Beginning of Period	3,203,239	3,202,621
End of Period	$3,039,678	$3,203,239
Undistributed Net Investment Income Included in End of Period Net Assets	$—	$34

36	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Statements of Changes in Net Assets (cont’d)

		Tax-Exempt Portfolio
		Six Months Ended April 30, 2009 (unaudited) (000)	Year Ended October 31, 2008 (000)
(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	3,140,125	23,576,384
	Shares Issued on Distributions Reinvested	5,895	47,103
	Shares Redeemed	(3,271,802)	(23,978,391)
	Net Decrease in Institutional Class Shares Outstanding	(125,782)	(354,904)
	Service Class:
	Shares Subscribed	58,748	26,000
	Shares Issued on Distributions Reinvested	—	5
	Shares Redeemed	(53,748)	(26,005)
	Net Increase in Service Class Shares Outstanding	5,000	—
	Investor Class:
	Shares Subscribed	209,571	88,821
	Shares Issued on Distributions Reinvested	34	425
	Shares Redeemed	(195,858)	(111,487)
	Net Increase (Decrease) in Investor Class Shares Outstanding	13,747	(22,241)
	Administrative Class:
	Shares Subscribed	100	—
	Shares Issued on Distributions Reinvested	—	—
	Shares Redeemed	(100)	—
	Net Increase in Administrative Class Shares Outstanding	—	—
	Advisory Class:
	Shares Subscribed	6,077	74,118
	Shares Issued on Distributions Reinvested	8	238
	Shares Redeemed	(6,127)	(129,451)
	Net Decrease in Advisory Class Shares Outstanding	(42)	(55,095)
	Participant Class:
	Shares Subscribed	27,662	3,550
	Shares Issued on Distributions Reinvested	17	383
	Shares Redeemed	(35,870)	(692)
	Net Increase (Decrease) in Participant Class Shares Outstanding	(8,191)	3,241
	Cash Management Class:
	Shares Subscribed	724,089	8,388,935
	Shares Issued on Distributions Reinvested	2,370	25,168
	Shares Redeemed	(774,936)	(7,984,452)
	Net Increase (Decrease) in Cash Management Class Shares Outstanding	(48,477)	429,651

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	37

2009 Semi-Annual Report

April 30, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distribution From Net Realized Gain		Net Asset Value, End of Period
Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.004	$(0.000	)^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.034	(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.053	0.000	^	(0.053)	—		1.000
Year Ended 10/31/06	1.000	0.048	0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.004	$(0.000	)^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.034	(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.004	$(0.000	)^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05(1)	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.032	(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
2/6/04** through 10/31/04	1.000	0.008	—		(0.008)	—		1.000
Participant Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$(0.000	)^	$(0.002)	$—		$1.000
Year Ended 10/31/08	1.000	0.029	(0.000	)^	(0.029)	—		1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	—		1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.031	(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
8/15/05** through 10/31/05	1.000	0.008	—		(0.008)	—		1.000

38	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Financial Highlights (cont’d)

						Ratio of Net
		Net		Ratio of	Ratio of Net	Investment Income
		Assets,	Ratio of	Expenses to Average	Investment	to Average
		End of	Expenses to	Net Assets	Income to	Net Assets
Total		Period	Average Net	(Before Waivers/	Average Net	(Before Waivers/
Return		(000)	Assets	Reimbursement)	Assets	Reimbursement)

0.42	%‡	$4,358,732	0.16%*	0.29%*	0.88%*	0.81%*
3.46	%#	4,655,771	0.12%	0.21%	3.41%	3.32%
5.42	%##	10,013,524	0.12%	0.21%	5.28%	5.19%
4.89%		5,546,418	0.09%	0.22%	4.89%	4.77%
2.87%		3,082,234	0.10%	0.22%	2.85%	2.73%
0.95	%‡	3,077,029	0.07%*†	0.24%*†	1.41%*	1.24%*

0.39	%‡	$118	0.21%*	0.34%*	0.71%*	0.65%*
3.41	%#	3,999	0.17%	0.26%	3.78%	3.69%
5.37	%##	530,874	0.17%	0.26%	5.28%	5.20%
4.84%		100	0.14%	0.27%	5.04%	4.92%
2.82%		100	0.15%	0.27%	2.78%	2.66%

0.37	%‡	$3,357	0.26%*	0.39%*	0.69%*	0.62%*
3.36	%#	3,293	0.22%	0.31%	3.16%	3.07%
5.32	%##	879	0.22%	0.31%	5.22%	5.13%
4.79%		288	0.19%	0.32%	4.83%	4.70%
2.76%		100	0.20%	0.32%	2.73%	2.61%

0.34	%‡	$100	0.31%*	0.44%*	0.70%*	0.64%*
3.31	%#	100	0.27%	0.36%	4.29%	4.20%
5.26	%##	23,663	0.27%	0.36%	5.14%	5.05%
4.73%		100	0.24%	0.37%	4.63%	4.50%
2.71%		100	0.25%	0.37%	2.68%	2.56%

0.29	%‡	$1,837	0.41%*	0.54%*	0.51%*	0.44%*
3.20	%#	1,328	0.37%	0.46%	2.80%	2.71%
5.16	%##	17,235	0.37%	0.46%†	5.03%	4.94%
4.63%		11,642	0.35%†	0.46%†	4.90%	4.78%
2.61%		80	0.35%	0.47%	2.52%	2.40%
0.76	%‡	1,504	0.31%*†	0.50%*†	1.12%*	0.93%*

0.20	%‡	$16,416	0.62%*†	0.79%*	0.63%*	0.53%*
2.95	%#	10,286	0.63%†	0.68%†	2.39%	2.38%
4.90	%##	100	0.62%†	0.71%	4.78%	4.68%
4.40%		271	0.57%†	0.70%†	4.48%	4.35%
2.46%		100	0.50%	0.62%	2.43%	2.31%

0.27	%‡	$178,766	0.45%*†	0.59%*	0.58%*	0.51%*
3.15	%#	193,811	0.42%	0.51%	3.05%	2.96%
5.11	%##	239,356	0.42%	0.51%	4.98%	4.88%
4.70%		221,503	0.40%†	0.53%†	4.98%	4.85%
0.77	%‡	100	0.15%*	0.27%*	3.58%*	3.46%*

The accompanying notes are an integral part of the financial statements.	39

2009 Semi-Annual Report

April 30, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Distribution From Net Realized Gain		Net Asset Value, End of Period
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.004	$(0.000	)^	$(0.004)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.053	(0.000	)^	(0.053)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
2/2/04** through 10/31/04	1.000	0.009	—		(0.009)	—		1.000
Service Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.033	(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047	0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	—		1.000
Investor Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.032	(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.052	(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$(0.000	)^	$(0.003)	$—		$1.000
Year Ended 10/31/08	1.000	0.032	(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.051	(0.000	)^	(0.051)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046	0.000	^	(0.046)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	—		1.000
Advisory Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$(0.000	)^	$(0.002)	$—		$1.000
Year Ended 10/31/08	1.000	0.031	(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050	(0.000	)^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045	0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	—		1.000
4/29/04** through 10/31/04	1.000	0.006	—		(0.006)	—		1.000
Participant Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001	$(0.000	)^	$(0.001)	$—		$1.000
Year Ended 10/31/08	1.000	0.028	(0.000	)^	(0.028)	—		1.000
Year Ended 10/31/07	1.000	0.048	(0.000	)^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.043	0.000	^	(0.043)	(0.000	)^	1.000
Year Ended 10/31/05	1.000	0.024	—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$(0.000	)^	$(0.002)	$—		$1.000
8/14/08** through 10/31/08	1.000	0.004	(0.000	)^	(0.004)	—		1.000

40	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Financial Highlights (cont’d)

						Ratio of Net
		Net		Ratio of	Ratio of Net	Investment Income
		Assets,	Ratio of	Expenses to Average	Investment	to Average
		End of	Expenses to	Net Assets	Income to	Net Assets
Total		Period	Average Net	(Before Waivers/	Average Net	(Before Waivers/
Return		(000)	Assets	Reimbursement)	Assets	Reimbursement)

0.35	%‡	$11,330,232	0.16%*	0.27%*	0.73%*	0.67%*
3.37	%#	11,719,680	0.12%	0.21%	3.30%	3.21%
5.40	%##	23,535,446	0.12%	0.21%	5.26%	5.17%
4.86%		17,542,077	0.12%	0.21%	4.75%	4.66%
2.87%		13,965,500	0.11%	0.22%	2.85%	2.74%
0.94	%‡	8,732,862	0.08%*	0.24%*	1.41%*	1.25%*

0.33	%‡	$33,827	0.20%*†	0.32%*	1.00%*	0.94%*
3.32	%#	251,186	0.17%	0.26%	3.87%	3.78%
5.34	%##	1,097,867	0.17%	0.26%	5.23%	5.15%
4.81%		185,442	0.17%	0.26%	4.83%	4.74%
2.82%		10,457	0.16%	0.27%	3.54%	3.43%

0.30	%‡	$7,000	0.26%*	0.37%*	0.75%*	0.69%*
3.26	%#	20,823	0.22%	0.31%	2.95%	2.86%
5.29	%##	26,623	0.22%	0.31%	5.16%	5.07%
4.75%		5,500	0.22%	0.31%	4.61%	4.52%
2.77%		20,000	0.21%	0.32%	2.67%	2.56%

0.28	%‡	$199	0.30%*†	0.42%*	1.06%*	1.00%*
3.21	%#	1,727	0.27%	0.36%	3.70%	3.61%
5.24	%##	12,589	0.27%	0.36%	5.11%	5.02%
4.70%		100	0.27%	0.36%	4.60%	4.51%
2.72%		100	0.26%	0.37%	2.68%	2.57%

0.23	%‡	$143,269	0.40%*†	0.52%*	0.50%*	0.44%*
3.11	%#	181,245	0.37%	0.46%	3.14%	3.05%
5.13	%##	640,171	0.37%	0.46%	5.00%	4.91%
4.60%		62,544	0.37%	0.46%	4.43%	4.34%
2.62%		69,201	0.36%	0.47%	2.73%	2.62%
0.57	%‡	16,350	0.33%*	0.49%*	1.14%*	0.98%*

0.14	%‡	$40,023	0.58%*†	0.77%*	0.31%*	0.17%*
2.85	%#	42,288	0.62%	0.71%	2.21%	2.12%
4.87	%##	3,607	0.62%	0.70%	4.70%	4.62%
4.37%		100	0.59%†	0.68%†	4.28%	4.19%
2.47%		100	0.51%	0.62%	2.43%	2.32%

0.21	%‡	$4,686	0.45%*†	0.57%*	0.45%*	0.38%*
0.43	%#‡	7,277	0.44%*†	0.48%*†	1.88%*	1.84%*

The accompanying notes are an integral part of the financial statements.	41

2009 Semi-Annual Report

April 30, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Government Portfolio:
Institutional Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.029	0.000	^	(0.029)	1.000
Year Ended 10/31/07	1.000	0.052	0.000	^	(0.052)	1.000
Year Ended 10/31/06	1.000	0.048	—		(0.048)	1.000
Year Ended 10/31/05	1.000	0.029	—		(0.029)	1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	1.000
Service Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.029	0.000	^	(0.029)	1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000
Investor Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.028	0.000	^	(0.028)	1.000
Year Ended 10/31/07	1.000	0.051	0.000	^	(0.051)	1.000
Year Ended 10/31/06	1.000	0.047	—		(0.047)	1.000
Year Ended 10/31/05	1.000	0.028	—		(0.028)	1.000
8/9/04** through 10/31/04	1.000	0.004	—		(0.004)	1.000
Administrative Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.028	0.000	^	(0.028)	1.000
Year Ended 10/31/07	1.000	0.050	0.000	^	(0.050)	1.000
Year Ended 10/31/06	1.000	0.046	—		(0.046)	1.000
Year Ended 10/31/05	1.000	0.027	—		(0.027)	1.000
Advisory Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001	$0.000	^	$(0.001)	$1.000
Year Ended 10/31/08	1.000	0.027	0.000	^	(0.027)	1.000
Year Ended 10/31/07	1.000	0.049	0.000	^	(0.049)	1.000
Year Ended 10/31/06	1.000	0.045	—		(0.045)	1.000
Year Ended 10/31/05	1.000	0.026	—		(0.026)	1.000
10/1/04** through 10/31/04	1.000	0.001	—		(0.001)	1.000
Participant Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001	$0.000	^	$(0.001)	$1.000
Year Ended 10/31/08	1.000	0.024	0.000	^	(0.024)	1.000
Year Ended 10/31/07	1.000	0.047	0.000	^	(0.047)	1.000
Year Ended 10/31/06	1.000	0.043	—		(0.043)	1.000
Year Ended 10/31/05	1.000	0.025	—		(0.025)	1.000
Cash Management Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001	$0.000	^	$(0.001)	$1.000
8/14/08** through 10/31/08	1.000	0.004	0.000	^	(0.004)	1.000

42	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Financial Highlights (cont’d)

					Ratio of Net
	Net		Ratio of	Ratio of Net	Investment Income
	Assets,	Ratio of	Expenses to Average	Investment	(Loss) to Average
	End of	Expenses to	Net Assets	Income to	Net Assets
Total	Period	Average Net	(Before Waivers/	Average Net	(Before Waivers/
Return	(000)	Assets	Reimbursement)	Assets	Reimbursement)

0.25%‡	$11,200,429	0.16%*	0.25%*	0.51%*	0.46%*
2.98%	15,198,786	0.13%	0.21%	2.77%	2.69%
5.30%	6,928,113	0.12%	0.22%	5.12%	5.02%
4.87%	2,265,613	0.09%	0.21%	4.76%	4.64%
2.91%	2,196,511	0.05%	0.25%	3.07%	2.87%
0.38%‡	414,567	0.05%*†	0.37%*†	1.73%*	1.41%*

0.22%‡	$219,956	0.21%*	0.30%*	0.41%*	0.36%*
2.93%	166,521	0.18%	0.26%	3.28%	3.20%
5.24%	1,347,156	0.17%	0.27%	4.93%	4.83%
4.81%	116	0.13%†	0.26%	4.67%	4.54%
2.86%	484	0.10%	0.30%	2.65%	2.45%

0.20%‡	$141,959	0.26%*	0.35%*	0.39%*	0.34%*
2.88%	151,210	0.23%	0.31%	2.92%	2.84%
5.19%	300,198	0.22%	0.32%	5.09%	4.98%
4.76%	545,676	0.19%	0.31%	4.72%	4.60%
2.81%	279,012	0.15%	0.35%	2.91%	2.71%
0.35%‡	109,776	0.15%*†	0.53%*†	1.53%*	1.15%*

0.17%‡	$107,248	0.31%*	0.40%*	0.37%*	0.32%*
2.83%	148,076	0.28%	0.36%	2.66%	2.58%
5.14%	84,339	0.27%	0.37%	4.98%	4.88%
4.71%	49,377	0.24%	0.36%	4.79%	4.67%
2.76%	10,877	0.20%	0.40%	2.60%	2.39%

0.13%‡	$458,432	0.39%*†	0.50%*	0.28%*	0.21%*
2.73%	415,974	0.38%	0.46%	2.72%	2.64%
5.03%	365,074	0.37%	0.47%	4.87%	4.77%
4.60%	126,760	0.34%	0.47%†	4.53%	4.40%
2.65%	131,513	0.30%	0.50%	3.12%	2.92%
0.13%‡	23,750	0.30%*†	0.55%*†	1.53%*	1.28%*

0.07%‡	$100	0.51%*†	0.75%*	0.14%*	(0.06)%*
2.47%	100	0.63%	0.71%	2.44%	2.36%
4.77%	100	0.62%	0.72%	4.66%	4.56%
4.38%	100	0.55%†	0.67%†	4.24%	4.12%
2.50%	147	0.45%	0.65%	2.53%	2.33%

0.12%‡	$6,430	0.43%*†	0.55%*	0.21%*	0.13%*
0.36%‡	4,104	0.44%*†	0.49%*†	1.32%*	1.27%*

The accompanying notes are an integral part of the financial statements.	43

2009 Semi-Annual Report

April 30, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001		$0.000	^	$(0.001)	$1.000
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)	1.000
Service Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001		$0.000	^	$(0.001)	$1.000
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)	1.000
Investor Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000
Administrative Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000
Advisory Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)	1.000
Participant Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)	1.000
Class Management Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$1.000
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	1.000

44	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Financial Highlights (cont’d)

									Ratio of Net
		Net			Ratio of		Ratio of Net		Investment Income
		Assets,	Ratio of		Expenses to Average		Investment		(Loss) to Average
		End of	Expenses to		Net Assets		Income to		Net Assets
Total		Period	Average Net		(Before Waivers/		Average Net		(Before Waivers/
Return		(000)	Assets		Reimbursement)		Assets		Reimbursement)

0.09	%‡	$768,090	0.16	%*	0.28	%*	0.17	%*	0.08	%*
1.27	%‡	553,062	0.12	%*	0.26	%*	1.89	%*	1.77	%*

0.06	%‡	$100	0.21	%*	0.33	%*	0.13	%*	0.04	%*
1.24	%‡	100	0.17	%*	0.34	%*†	1.98	%*	1.83	%*

0.04	%‡	$9,400	0.24	%*†	0.42	%*†	0.30	%*	0.17	%*
1.20	%‡	8,407	0.22	%*	0.28	%*†	1.42	%*	1.36	%*

0.03	%‡	$100	0.27	%*†	0.43	%*	0.06	%*	(0.06	)%*
1.17	%‡	100	0.27	%*	0.43	%*†	1.88	%*	1.73	%*

0.02	%‡	$100	0.29	%*†	0.53	%*	0.04	%*	(0.16	)%*
1.11	%‡	100	0.37	%*	0.53	%*†	1.78	%*	1.63	%*

0.01	%‡	$100	0.31	%*†	0.78	%*	0.03	%*	(0.41	)%*
0.95	%‡	100	0.62	%*	0.79	%*†	1.53	%*	1.38	%*

0.02	%‡	$24,500	0.30	%*†	0.58	%*	0.04	%*	(0.20	)%*
0.43	%‡	42,612	0.42	%*	0.47	%*†	1.17	%*	1.13	%*

The accompanying notes are an integral part of the financial statements.	45

2009 Semi-Annual Report

April 30, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments		Distributions From Net Investment Income	Distribution From Net Realized Gain		Net Asset Value, End of Period
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001		$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.028		—		(0.028)	—		1.000
8/9/04** through 10/31/04	1.000	0.004		—		(0.004)	—		1.000
Service Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Investor Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.027		—		(0.027)	—		1.000
Administrative Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Year Ended 10/31/05	1.000	0.026		—		(0.026)	—		1.000
Advisory Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.020		0.000	^	(0.020)	—		1.000
Year Ended 10/31/07	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
Year Ended 10/31/05	1.000	0.025		—		(0.025)	—		1.000
8/9/04** through 10/31/04	1.000	0.003		—		(0.003)	—		1.000
Participant Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.018		0.000	^	(0.018)	—		1.000
Year Ended 10/31/07	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.042		—		(0.042)	—		1.000
Year Ended 10/31/05	1.000	0.024		—		(0.024)	—		1.000
Cash Management Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/08	1.000	0.019		0.000	^	(0.019)	—		1.000
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
8/15/05** through 10/31/05	1.000	0.008		—		(0.008)	—		1.000

46	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Financial Highlights (cont’d)

							Ratio of Net
	Net			Ratio of		Ratio of Net	Investment Income
	Assets,	Ratio of		Expenses to Average		Investment	(Loss) to Average
	End of	Expenses to		Net Assets		Income to	Net Assets
Total	Period	Average Net		(Before Waivers/		Average Net	(Before Waivers/
Return	(000)	Assets		Reimbursement)		Assets	Reimbursement)

0.07%‡	$6,402,550	0.15	%*	0.27	%*	0.13%*	0.08%*
2.25%	8,805,663	0.13%		0.21%		1.96%	1.88%
5.16%	2,836,089	0.10%		0.23%		4.50%	4.37%
4.82%	2,189	0.05%		0.52%		4.29%	3.82%
2.79%	70,087	0.05%		0.49	%†	2.61%	2.17%
0.36%‡	187,770	0.05	%*†	0.35	%*†	1.57%*	1.27%*

0.04%‡	$9,100	0.18	%*†	0.32	%*	0.12%*	0.05%*
2.20%	75,100	0.18%		0.26%		1.85%	1.77%
5.11%	100	0.11	%†	0.55	%†	4.98%	4.54%
4.77%	100	0.10%		0.95	%†	4.66%	3.81%
2.74%	100	0.10%		0.53	%†	2.70%	2.27%

0.03%‡	$8,310	0.23	%*†	0.37	%*	0.06%*	(0.01)%*
2.15%	3,789	0.22	%†	0.31%		0.79%	0.71%
5.06%	317	0.17	%†	0.51	%†	4.76%	4.42%
4.71%	100	0.15%		1.00	%†	4.61%	3.76%
2.69%	100	0.15%		0.58	%†	2.65%	2.22%

0.02%‡	$70,888	0.24	%*†	0.42	%*	0.04%*	(0.07)%*
2.10%	111,065	0.28%		0.36%		1.35%	1.27%
5.00%	100	0.21	%†	0.50	%†	4.84%	4.55%
4.66%	100	0.20%		1.05	%†	4.56%	3.71%
2.64%	100	0.20%		0.63	%†	2.60%	2.17%

0.01%‡	$151,381	0.25	%*†	0.52	%*	0.02%*	(0.18)%*
2.00%	176,505	0.36	%†	0.46%		2.01%	1.91%
4.90%	176,618	0.31	%†	0.72	%†	4.75%	4.34%
4.56%	77,083	0.30%		0.98	%†	4.54%	3.86%
2.53%	17,575	0.30%		0.64%		2.92%	2.58%
0.30%‡	2,207	0.30	%*†	0.67	%*†	1.30%*	0.93%*

0.01%‡	$125	0.27	%*†	0.77	%*	0.02%*	(0.42)%*
1.77%	160	0.60	%†	0.71%		1.93%	1.82%
4.64%	514	0.56	%†	1.04	%†	4.58%	4.10%
4.33%	330	0.53	%†	1.20	%†	4.41%	3.75%
2.38%	100	0.45%		0.88	%†	2.35%	1.92%

0.01%‡	$323,608	0.27	%*†	0.57	%*	0.02%*	(0.22)%*
1.96%	414,148	0.39	%†	0.51%		1.23%	1.12%
4.84%	33,750	0.40	%†	0.53	%†	4.25%	4.12%
4.63%	100	0.23	%†	1.08	%†	4.53%	3.68%
0.76%‡	100	0.10	%*	0.43	%*†	3.52%*	3.19%*

The accompanying notes are an integral part of the financial statements.	47

2009 Semi-Annual Report

April 30, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Service Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Investor Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Administrative Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Advisory Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Participant Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000
Class Management Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.000	^	$0.000	^	$(0.000	)^	$1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	1.000

48	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Financial Highlights (cont’d)

									Ratio of Net
		Net			Ratio of		Ratio of Net		Investment Income
		Assets,	Ratio of		Expenses to Average		Investment		Loss to Average
		End of	Expenses to		Net Assets		Income to		Net Assets
Total		Period	Average Net		(Before Waivers/		Average Net		(Before Waivers/
Return		(000)	Assets		Reimbursement)		Assets		Reimbursement)

0.02	%‡	$136,049	0.09	%*	0.27	%*	0.04	%*	(0.14	)%*
0.00	%^‡	282,625	0.06	%*	0.49	%*	0.05	%*	(0.37	)%*

0.01	%‡	$100	0.12	%*†	0.32	%*	0.02	%*	(0.18	)%*
0.00	%^‡	100	0.06	%*†	0.62	%*†	0.06	%*	(0.50	)%*

0.01	%‡	$100	0.12	%*†	0.37	%*	0.02	%*	(0.23	)%*
0.00	%^‡	100	0.06	%*†	0.66	%*†	0.06	%*	(0.55	)%*

0.01	%‡	$100	0.12	%*†	0.42	%*	0.02	%*	(0.28	)%*
0.00	%^‡	100	0.06	%*†	0.72	%*†	0.06	%*	(0.60	)%*

0.01	%‡	$100	0.12	%*†	0.52	%*	0.02	%*	(0.38	)%*
0.00	%^‡	100	0.11	%*†	0.71	%*†	0.05	%*	(0.55	)%*

0.01	%‡	$100	0.12	%*†	0.77	%*	0.02	%*	(0.63	)%*
0.00	%^‡	100	0.10	%*†	0.96	%*†	0.05	%*	(0.81	)%*

0.01	%‡	$50,221	0.11	%*†	0.57	%*	0.02	%*	(0.44	)%*
0.00	%^‡	43,693	0.06	%*†	0.76	%*†	0.05	%*	(0.64	)%*

The accompanying notes are an integral part of the financial statements.	49

2009 Semi-Annual Report

April 30, 2009

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income	Net Asset Value, End of Period
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$0.000	^	$(0.003)	$1.000
Year Ended 10/31/08	1.000	0.024	(0.000	)^	(0.024)	1.000
Year Ended 10/31/07	1.000	0.036	—		(0.036)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.022	—		(0.022)	1.000
2/2/04** through 10/31/04	1.000	0.008	—		(0.008)	1.000
Service Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$0.000	^	$(0.003)	$1.000
Year Ended 10/31/08	1.000	0.024	(0.000	)^	(0.024)	1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.032	—		(0.032)	1.000
Year Ended 10/31/05	1.000	0.021	—		(0.021)	1.000
Investor Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.003	$0.000	^	$(0.003)	$1.000
Year Ended 10/31/08	1.000	0.023	(0.000	)^	(0.023)	1.000
Year Ended 10/31/07	1.000	0.035	—		(0.035)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
6/8/04** through 10/31/04	1.000	0.005	—		(0.005)	1.000
Administrative Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.023	(0.000	)^	(0.023)	1.000
Year Ended 10/31/07	1.000	0.034	—		(0.034)	1.000
Year Ended 10/31/06	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/05	1.000	0.020	—		(0.020)	1.000
Advisory Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.022	(0.000	)^	(0.022)	1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
Year Ended 10/31/05	1.000	0.019	—		(0.019)	1.000
6/15/04** through 10/31/04(2)	1.000	0.002	—		(0.002)	1.000
Participant Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.001	$0.000	^	$(0.001)	$1.000
Year Ended 10/31/08	1.000	0.019	(0.000	)^	(0.019)	1.000
Year Ended 10/31/07	1.000	0.031	—		(0.031)	1.000
Year Ended 10/31/06	1.000	0.027	—		(0.027)	1.000
Year Ended 10/31/05	1.000	0.018	—		(0.018)	1.000
Cash Management Class
Six Months Ended 4/30/09 (unaudited)	$1.000	$0.002	$0.000	^	$(0.002)	$1.000
Year Ended 10/31/08	1.000	0.021	(0.000	)^	(0.021)	1.000
Year Ended 10/31/07	1.000	0.033	—		(0.033)	1.000
Year Ended 10/31/06	1.000	0.030	—		(0.030)	1.000
8/15/05** through 10/31/05	1.000	0.005	—		(0.005)	1.000

50	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009

Financial Highlights (cont’d)

							Ratio of Net	Rebate from
	Net			Ratio of		Ratio of Net	Investment Income	Morgan
	Assets,	Ratio of		Expenses to Average		Investment	to Average	Stanley
	End of	Expenses to		Net Assets		Income to	Net Assets	Affilates to
Total	Period	Average Net		(Before Waivers/		Average Net	(Before Waivers/	Average Net
Return	(000)	Assets		Reimbursement)		Assets	Reimbursement)	Assets

0.31%‡	$1,710,718	0.14	%*+	0.25	%*+	0.61%*+	0.55%*+	0.01	%*
2.44%	1,836,397	0.12	%+	0.21	%+	2.35%+	2.25%+	0.00	%§
3.66%	2,191,307	0.11%		0.23%		3.60%	3.47%	N/A
3.27%	672,514	0.10%		0.23%		3.14%	3.01%	N/A
2.17%	1,130,489	0.09%		0.32	%†	2.35%	2.12%	N/A
0.84%‡	109,292	0.06	%*†	0.35	%*†	1.19%*	0.90%*	N/A

0.28%‡	$5,100	0.20	%*†+	0.30	%*+	0.45%*+	0.39%*+	0.01	%*
2.39%	100	0.17	%+	0.26	%+	2.28%+	2.18%+	0.00	%§
3.60%	100	0.16%		0.29	%†	3.54%	3.41%	N/A
3.21%	100	0.15%		0.29	%†	3.16%	3.02%	N/A
2.12%	100	0.14%		0.40	%†	2.10%	1.84%	N/A

0.26%‡	$15,751	0.25	%*†+	0.35	%*+	0.38%*+	0.32%*+	0.01	%*
2.33%	2,003	0.22	%+	0.31	%+	2.71%+	2.61%+	0.00	%§
3.55%	24,243	0.21%		0.33%		3.48%	3.36%	N/A
3.16%	3,052	0.20%		0.31	%†	3.26%	3.15%	N/A
2.07%	104	0.19%		0.45	%†	2.01%	1.75%	N/A
0.45%‡	1,121	0.17	%*†	0.38	%*†	1.06%*	0.85%*	N/A

0.23%‡	$100	0.29	%*+	0.40	%*+	0.46%*+	0.40%*+	0.01	%*
2.28%	100	0.27	%+	0.36	%+	2.26%+	2.16%+	0.00	%§
3.50%	100	0.26%		0.39	%†	3.44%	3.31%	N/A
3.11%	100	0.25%		0.39	%†	3.06%	2.92%	N/A
2.02%	100	0.24%		0.50	%†	2.00%	1.74%	N/A

0.18%‡	$4,715	0.39	%*+	0.50	%*+	0.37%*+	0.31%*+	0.01	%*
2.18%	4,756	0.37	%+	0.46	%+	2.21%+	2.11%+	0.00	%§
3.40%	59,851	0.36%		0.49	%†	3.34%	3.21%	N/A
3.01%	32,141	0.35%		0.48%		2.76%	2.63%	N/A
1.92%	98,823	0.34%		0.62	%†	1.86%	1.58%	N/A
0.24%‡	56,000	0.33	%*†	0.55	%*†	1.32%*	1.10%*	N/A

0.09%‡	$14,493	0.58	%*†+	0.75	%*+	0.22%*+	0.10%*+	0.01	%*
1.93%	22,683	0.62	%+	0.71	%+	1.90%+	1.80%+	0.00	%§
3.14%	19,443	0.62	%†	0.72	%†	3.13%	3.03%	N/A
2.78%	100	0.57	%†	0.70	%†	2.74%	2.61%	N/A
1.77%	102	0.49%		0.75	%†	1.76%	1.49%	N/A

0.16%‡	$1,288,801	0.44	%*+	0.55	%*+	0.31%*+	0.25%*+	0.01	%*
2.13%	1,337,200	0.42	%+	0.51	%+	1.95%+	1.85%+	0.00	%§
3.35%	907,577	0.41%		0.53%		3.28%	3.16%	N/A
3.08%	188,740	0.40	%†	0.51	%†	3.17%	3.06%	N/A
0.53%‡	100	0.14	%*	0.30	%*†	2.47%*	2.30%*	N/A

The accompanying notes are an integral part of the financial statements.	51

2009 Semi-Annual Report

April 30, 2009

Notes to Financial Highlights

^	Amount is less than $0.0005 per share.
§	Amount is less than 0.005%.
*	Annualized
* *	Commencement of Operations
‡	Not Annualized
†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ (the “plans”) fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans’ fees during the period for each share class, (4) changes in the Portfolios’ expense cap during the year, (5) voluntary waivers to the plans’ fees for each share class, or (6) a combination of the previous points.

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70%, and 0.43%, respectively. (See Note I within the Notes to Financial Statements)

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98% and 4.72%, respectively. (See Note I within the Notes to Financial Statements)

(1)	The Money Market Portfolio’s Investor Share Class commenced offering on June 16, 2004. There were no Investor shares outstanding during the period July 28, 2004 to October 31, 2004.
(2)

The Tax-Exempt Portfolio’s Advisory Share Class had no shares outstanding during the periods June 30, 2004 to July 22, 2004, July 30, 2004 to August 9, 2004, August 30, 2004 to August 31, 2004 and September 2, 2004 to September 21, 2004.

+

The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

52	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios — Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

As of December 23, 2008, the Treasury Securities Portfolio was closed to new investors. Existing shareholders may maintain their shares in the Portfolio, reinvest dividends or redeem shares, but can not add to their current balances or replenish balances if they have since redeemed. The Fund may resume offering of the Portfolio’s shares in the future.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.              Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates market value.

2.              Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.              New Accounting Pronouncements: On April 9, 2009, Financial Accounting Standards Board (“FASB”) issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

4.              Fair Value Measurement: The Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and

53

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

(2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Portfolios’ investments carried at value:

Portfolio — Assets	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)	Total for Investments in Securities (000)
Money Market	$—	$4,559,370	$—	$4,559,370
Prime	—	11,560,637	—	11,560,637
Government	—	12,125,568	—	12,125,568
Government Securities	—	801,844	—	801,844
Treasury	—	6,953,618	—	6,953,618
Treasury Securities	—	186,444	—	186,444
Tax-Exempt	—	2,805,283	—	2,805,283

For the period ended April 30, 2009, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

5.              Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
	Money			Government
Class	Market	Prime	Government	Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50	0.50

	Maximum Expense Ratio
		Treasury	Tax-
Class	Treasury	Securities	Exempt
Institutional Class	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.50	0.50	0.50

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

C. Administration Fees: MS Investment Management (the “Administrator”) also serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MS Investment Management receives an annual fee, accrued daily and payable monthly, of 0.05% of each Portfolio’s average

54

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

daily net assets, plus reimbursement of out-of-pocket expenses. JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., provides fund accounting and other services pursuant to a sub-administration agreement with MS Investment Management and receives compensation for these services from MS Investment Management.

D. Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares. Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

The Distributor has voluntarily agreed to reduce its distribution fees, if necessary. The Distributor may terminate these additional waivers at any time.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as

55

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 were as follows:

	2008 Distributions Paid From:			2007 Distributions Paid From:
			Long-			Long-
		Tax-	term		Tax-	term
	Ordinary	Exempt	Capital	Ordinary	Exempt	Capital
	Income	Gain	Income	Income	Gain	Income
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)
Money Market	$406,845	$—	$—	$461,437	$—	$—
Prime	882,030	—	—	1,431,342	—	—
Government	392,976	—	—	227,978	—	—	@
Government Securities	3,467	—	—	—	—	—
Treasury	164,386	—	—	31,180	—	—
Treasury Securities	7	—	—	—	—	—
Tax-Exempt	79	92,148	—	—	63,064	—

@ Amount is less than $500.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable.

Permanent differences are generally due to distribution reclass. These resulted in the following reclassifications among the Portfolios’ components of net assets at October 31, 2008:

	Accumulated
	Undistributed
	(Distribution
	in Excess of) Net	Accumulated
	Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
Money Market	$(1)	$1	$—
Prime	(69)	—	69

At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)
Money Market	$10,034	$—
Prime	17,673	—
Government	21,034	—
Government Securities	492	—
Treasury	2,582	—
Treasury Securities	7	—
Tax-Exempt	2,403	4,432

At April 30, 2009, cost for U.S. Federal income tax purposes for the investments of the Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$4,559,370
Prime	11,560,637
Government	12,125,568
Government Securities	801,844
Treasury	6,953,618
Treasury Securities	186,444
Tax-Exempt	2,805,283

At October 31, 2008, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2014	2015		2016	Total
Money Market	$—	$—	@	$11,859	$11,859
Prime	—	13		21,225	21,238
Tax-Exempt	9	31		69	109

@ Amount is less than $500.

H. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

I. Transactions with Affiliates: The Tax-Exempt Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Government Portfolio”), an open-ended management investment company managed by the Adviser. Investment Advisory fees paid by the Tax-Exempt Portfolio are reduced by an amount equal to its pro-rata share of advisory and administration fees paid by the Government Portfolio. For the six months ended April 30, 2009, advisory fees paid were reduced by approximately $231,000 relating to the Fund’s investment in the Government Portfolio, which is reflected in the Statements of Operations.

A summary of the Tax-Exempt Portfolio’s transactions in shares of the Government Portfolio during the six months ended April 30, 2009 is as follows:

Market Value				Market Value
October 31,	Purchases	Sales	Dividend	April 30,
2008	at Cost	Proceeds	Income	2009
(000)	(000)	(000)	(000)	(000)
$623,400	$1,453,250	$2,076,650	$1,115	$—

During the month of September 2008, in order to provide liquidity to meet shareholder redemptions, an affiliate of the Adviser purchased certain securities from the Portfolios at amortized cost plus accrued interest from the Money Market, Prime and Tax Exempt Portfolios with face values of $6,054,000,000, $11,506,748,000 and $384,935,000, respectively. While these securities remained eligible to be held by the

56

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Portfolios, in order to provide the Portfolios with needed liquidity, the Adviser sought and received “no action” relief from the SEC staff. There were no reliable market quotes by which gains/losses could be estimated for the Money Market, Prime and Tax-Exempt Portfolio’s affiliated sales. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On December 21, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $41,750,000 and $114,750,000, respectively. Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost. In order to do this, the Adviser sought and received “no action” relief from the SEC staff. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $889,716 and $2,439,550, respectively. As a result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statements of Operations and Statements of Changes in Net Assets for the fiscal year October 31, 2008. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

On November 23, 2007, the Adviser purchased at amortized cost plus accrued interest from the Money Market and Prime Portfolios certain notes of an issuer with a face value of $58,250,000 and $160,250,000, respectively. Although these holdings initially remained eligible to be held by the Portfolios, because of deterioration in the assets underlying these holdings, the Adviser believed it appropriate to eliminate the Portfolios’ exposure to these securities by purchasing the amounts at amortized cost. In order to do this, the Adviser sought and received “no action” relief from the SEC staff. It is estimated that had these securities been sold to a third party, the Money Market and Prime Portfolios would have realized losses in the amounts of $12,460,049 and $34,250,680, respectively. As a result, these estimated losses, along with offsetting payments from the Adviser, have been reflected in the Statements of Operations and Statements of Changes in Net Assets for the fiscal year October 31, 2008. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, is that there is no impact to the Portfolios’ net asset value per share or net investment income.

J. Guaranty Program for Money Market Funds: On September 29, 2008, the Trustees approved the participation of its eligible Portfolios in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Investment Company Act of 1940, must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission. To participate in the Program, eligible funds must pay a fee. While the Program protects the accounts of investors, each money market fund makes the decision to sign-up for the Program. Investors cannot sign-up for the Program individually. The Program was in effect for an initial three month term, expiring December 18, 2008. On November 24, 2008, the U.S. Treasury announced the extension of the Program through April 30, 2009. On March 31, 2009, the U.S. Treasury announced a further extension of the Program until September 19, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Fund will continue to participate in this Program. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008.

K. Other: A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At April 30, 2009, approximately 6.3% of the net assets of the Tax-Exempt Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurers	Net Assets
AGC	0.3%
BHAC	1.9
FSA	4.1

At April 30, 2009, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	48.5%	33.2%	24.7%	32.1%
Service Class	15.2	96.9	100.0	—
Investor Class	95.0	99.3	81.9	98.9
Administrative Class	—	49.8	85.9	—
Advisory Class	96.2	82.0	85.7	—
Participant Class	99.4	90.0	—	—
Cash Management Class	—	—	—	36.4

57

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	—%	—%	—%
Service Class	98.9	—	98.0
Investor Class	99.9	—	95.5
Administrative Class	95.2	—	—
Advisory Class	89.8	—	95.5
Participant Class	19.9	—	91.9
Cash Management Class	13.6	—	—

58

2009 Semi-Annual Report

April 30, 2009 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Liquidity Funds (collectively, the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (“the Policy”) annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management’s U.S. investment advisers and to current and former individual investors in the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.   WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources.

For example:

• We collect information such as your name, address, e-mail address, phone number and account title.

• We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

• We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

• We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.   WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

59

2009 Semi-Annual Report

April 30, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

a. Information we disclose to other Morgan Stanley companies

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information we discloses to third parties:

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a nonaffiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.   HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.   HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.   HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

60

2009 Semi-Annual Report

April 30, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

• Calling us toll free at 1-(888) 378 - 1630

Monday–Friday between 8 a.m. and 5 p.m. (ET)

• Writing to us at the following address:

Morgan Stanley Institutional Liquidity Funds

c/o Morgan Stanley Services Company, Inc.

PO Box 219804

Kansas City, MO 64121-9804

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Institutional Liquidity Funds

c/o Morgan Stanley Services Company, Inc.

PO Box 219804

Kansas City, MO 64121-9804

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2009 Morgan Stanley Institutional Liquidity Funds

61

2009 Semi-Annual Report

April 30, 2009 (unaudited)

Trustee and Officer Information

Trustees	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Trustee
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.

100 Front Street, Suite 400

West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219804

Kansas City, MO 64121-9804

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

The Fund’s Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling toll free at 1-(888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free at 1-(888) 378-1630 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free at 1-(888) 378-1630.

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Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSILF: 1-(888) 378-1630

© 2009 Morgan Stanley

MSILFSAN IU09-02696P-Y04/09

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

1

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

/s/ James Garrett
James Garrett
Principal Financial Officer
June 23, 2009